UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22971

Nuveen NASDAQ 100 Dynamic Overwrite Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 257-8787

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1.	Reports to Stockholders.

Closed-End Funds	June 30, 2025

 Nuveen

 Closed-End Funds

    This semi-annual report contains the Funds’ unaudited financial statements.

Nuveen S&P 500 Buy-Write Income Fund	BXMX

Nuveen Dow 30SM Dynamic Overwrite Fund	DIAX

Nuveen S&P 500 Dynamic Overwrite Fund	SPXX

Nuveen Nasdaq 100 Dynamic Overwrite Fund	QQQX

Nuveen Core Equity Alpha Fund	JCE

Semi-Annual Report

IMPORTANT DISTRIBUTION NOTICE

FOR SHAREHOLDERS OF THE NUVEEN S&P 500 BUY-WRITE INCOME FUND (BXMX)

NUVEEN DOW 30SM DYNAMIC OVERWRITE FUND (DIAX)

NUVEEN S&P 500 DYNAMIC OVERWRITE FUND (SPXX)

NUVEEN NASDAQ 100 DYNAMIC OVERWRITE FUND (QQQX)

NUVEEN CORE EQUITY ALPHA FUND (JCE)

SEMI-ANNUAL SHAREHOLDER REPORT FOR THE PERIOD ENDING JUNE 30, 2025

The Nuveen S&P 500 Buy-Write Income Fund (BXMX), Nuveen Dow 30SM Dynamic Overwrite Fund (DIAX), Nuveen S&P 500 Dynamic Overwrite Fund (SPXX), Nuveen Nasdaq 100 Dynamic Overwrite Fund (QQQX) and Nuveen Core Equity Alpha Fund (JCE) seek to offer attractive cash flow to their shareholders, by converting the expected long-term total return potential of the Funds’ portfolio of investments into regular quarterly distributions. Following is a discussion of the Managed Distribution Policy the Funds use to achieve this.

Each Fund pays quarterly common share distributions that seek to convert the Fund’s expected long-term total return potential into regular cash flow. As a result, the Funds’ regular common share distributions (presently $0.2725, $0.3010, $0.3375, $0.5600, $0.3200 per share, respectively) may be derived from a variety of sources, including:

•	Net investment income consisting of regular interest and dividends

•	Realized capital gains or,

•	Possibly, returns of capital representing in certain cases unrealized capital appreciation.

Such distributions are sometimes referred to as “managed distributions.” Each Fund seeks to establish a distribution rate that roughly corresponds to the Adviser’s projections of the total return that could reasonably be expected to be generated by each Fund over an extended period of time. The Adviser may consider many factors when making such projections, including, but not limited to, long-term historical returns for the asset classes in which each Fund invests. As portfolio and market conditions change, the distribution amount and distribution rate on the Common Shares under the Funds’ Managed Distribution Policy could change.

When it pays a distribution, each Fund provides holders of its Common Shares a notice of the estimated sources of the Fund’s distributions (i.e., what percentage of the distributions is estimated to constitute ordinary income, short-term capital gains, long-term capital gains, and/or a non-taxable return of capital) on a year-to-date basis. It does this by posting the notice on its website (www.nuveen.com/cef), and by sending it in written form.

You should not draw any conclusions about the Funds’ investment performance from the amount of this distribution or from the terms of the Funds’ Managed Distribution Policy. The Funds’ actual financial performance will likely vary from month-to-month and from year-to-year, and there may be extended periods when the distribution rate will exceed the Funds’ actual total returns. The Managed Distribution Policy provides that the Board may amend or terminate the Policy at any time without prior notice to Fund shareholders. There are presently no reasonably foreseeable circumstances that might cause each Fund to terminate its Managed Distribution Policy.

Table

of Contents

Important Notices

Portfolio manager commentaries: The Funds include portfolio manager commentary in their annual shareholder reports. For your Fund’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Fund’s annual shareholder report.

Fund changes: For changes that occurred to your Fund both during and after this reporting period, please refer to the Notes to Financial Statements section of this report.

Fund principal investment policies and principal risks: Refer to the Shareholder Update section of your Fund’s annual shareholder report for information on the Fund’s principal investment policies and principal risks.

Fund performance: For current information on your Fund’s average annual total returns please refer to the Fund’s website at www.nuveen.com. For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.

DIAX - Portfolio manager update: Effective May 30, 2025, Nazar Suschko has been added as a portfolio manager of the Fund.

SPXX - Portfolio manager update: Effective May 30, 2025, Nazar Suschko has been added as a portfolio manager of the Fund.

QQQX - Portfolio manager update: Effective May 30, 2025, Nazar Suschko has been added as a portfolio manager of the Fund.

JCE - Portfolio manager update: Effective May 30, 2025, Nazar Suschko has been added as a portfolio manager of the Fund.

Common Share Information

DISTRIBUTION INFORMATION

The following 19(a) Notice presents the Funds’ most current distribution information as of May 31, 2025 as required by certain exempted regulatory relief the Funds have received.

Because the ultimate tax character of your distributions depends on the Funds’ performance for its entire fiscal year (which is the calendar year for the Funds) as well as certain fiscal year-end (FYE) tax adjustments, estimated distribution source information you receive with each distribution may differ from the tax information reported to you on your Funds’ IRS Form 1099 statement.

Each Fund makes regular cash distributions to shareholders of stated dollar amount per share. Subject to approval and oversight by the Board of Trustees, the Fund seeks to maintain a stable distribution level designed to deliver the long-term return potential of each Fund’s investment strategy through regular distributions (a “Managed Distribution Program”). The practice of maintaining a stable distribution level had no material effect on each Fund’s investment strategy during the most recent fiscal period and is not expected to have such an effect in future periods, however, distributions in excess of Fund returns will cause its NAV per share to erode. For additional information, refer to the distribution information section below and in the Notes to Financial Statements herein.

DISTRIBUTION INFORMATION - AS OF MAY 31, 2025

This notice provides shareholders with information regarding fund distributions, as required by current securities laws. You should not draw any conclusions about the Funds’ investment performance from the amount of this distribution or from the terms of the Funds’ Managed Distribution Policy.

The following table provides estimates of the Funds’ distribution sources, reflecting year-to-date cumulative experience through the month-end prior to the latest distribution. The Funds attribute these estimates equally to each regular distribution throughout the year. Consequently, the estimated information as of the specified month-end shown below is for the current distribution, and also represents an updated estimate for all prior months in the year. For BXMX, SPXX, QQQX, and JCE it is estimated that the Funds have distributed more than their income and net realized capital gains; therefore, a portion of the distributions may be (and is shown below as being estimated to be) a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

The amounts and sources of distributions reported in this notice are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Funds’ investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. Each Fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. More details about the Funds’ distributions and the basis for these estimates are available on www.nuveen.com/cef.

Data as of May 31, 2025

		Per Share Estimated Sources of Distribution[1]				Estimated Percentage of Distributions[1]
Fund	Per Share Distribution	Net Investment Income	Long- Term Gains	Short- Term Gains	Return of Capital	Net Investment Income	Long- Term Gains	Short- Term Gains	Return of Capital
BXMX (FYE 12/31)
Current Quarter	$0.2725	$0.0159	$0.0172	$0.0000	$0.2394	5.8%	6.3%	0.0%	87.9%
Fiscal YTD	$0.5450	$0.0317	$0.0344	$0.0000	$0.4788	5.8%	6.3%	0.0%	87.9%
DIAX (FYE 12/31)
Current Quarter	$0.3010	$0.0340	$0.2670	$0.0000	$0.0000	11.3%	88.7%	0.0%	0.0%
Fiscal YTD	$0.6020	$0.0681	$0.5339	$0.0000	$0.0000	11.3%	88.7%	0.0%	0.0%
SPXX (FYE 12/31)
Current Quarter	$0.3375	$0.0074	$0.0000	$0.0000	$0.3301	2.2%	0.0%	0.0%	97.8%
Fiscal YTD	$0.6750	$0.0148	$0.0000	$0.0000	$0.6602	2.2%	0.0%	0.0%	97.8%
QQQX (FYE 12/31)
Current Quarter	$0.5600	$0.0000	$0.0000	$0.0000	$0.5600	0.0%	0.0%	0.0%	100.0%
Fiscal YTD	$1.1200	$0.0000	$0.0000	$0.0000	$1.1200	0.0%	0.0%	0.0%	100.0%
JCE (FYE 12/31)
Current Quarter	$0.3200	$0.0028	$0.0729	$0.1925	$0.0518	0.9%	22.8%	60.2%	16.2%
Fiscal YTD	$0.6400	$0.0056	$0.1459	$0.3850	$0.1035	0.9%	22.8%	60.2%	16.2%

[1]

Net investment income (NII) is a projection through the end of the current calendar quarter using actual data through the stated month-end date above. Capital gain amounts are as of the stated date above. The estimated per share sources above include an allocation of the NII based on prior year attributions which can be expected to differ from the actual final attributions for the current year.

The following table provides information regarding the Funds’ distributions and total return performance over various time periods. This information is intended to help you better understand whether returns for the specified time periods were sufficient to meet its distributions.

Common Share Information (continued)

Data as of May 31, 2025

					Annualized		Cumulative
Fund	Inception Date	Quarterly Distribution	Fiscal YTD Distribution	Net Asset Value (NAV)	5-Year Return on NAV	Fiscal YTD Dist Rate on NAV[1]	Fiscal YTD Return on NAV	Fiscal YTD Dist Rate on NAV[1]
BXMX	Oct-2004	$0.2725	$0.5450	$14.18	10.89%	7.36%	(0.62)%	3.68%
DIAX	Apr-2005	$0.3010	$0.6020	$15.85	8.20%	7.60%	(3.52)%	3.80%
SPXX	Nov-2005	$0.3375	$0.6750	$17.59	11.75%	7.67%	(2.76)%	3.84%
QQQX	Jan-2007	$0.5600	$1.1200	$27.34	10.88%	8.19%	(5.08)%	4.10%
JCE	Mar-2007	$0.3200	$0.6400	$15.22	14.04%	8.41%	0.48%	4.20%

[1] As a percentage of 5/31/ 2025 NAV.

NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS

The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-closed-end-funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).

COMMON SHARE EQUITY SHELF PROGRAMS

During the current reporting period, SPXX, QQQX and JCE were authorized by the Securities and Exchange Commission to issue additional common shares through an equity shelf program (Shelf Offering). Under these programs, the Funds, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above each Fund’s NAV per common share. The maximum aggregate offering under these Shelf Offerings are as shown in the accompanying table.

	SPXX*	QQQX	JCE
Maximum aggregate offering	4,235,232	Unlimited	1,600,000
* For the period March 25, 2025 through June 30, 2025. 4,993,317 prior to March 25, 2025.

During the current reporting period, SPXX and JCE sold common shares through their Shelf Offerings at a weighted average premium to their NAV per common share in the accompanying table.

	SPXX	JCE
Common shares sold through shelf offering	16,523	291,604
Weighted average premium to NAV per common share sold	0.50%	1.45%

Refer to Notes to Financial Statements, for further details on Shelf Offerings and each Fund’s transactions.

COMMON SHARE REPURCHASES

The Funds’ Board of Trustees authorized an open-market share repurchase program, allowing each Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.

During the current reporting period, the Funds did not repurchase any of their outstanding common shares. As of June 30, 2025, (and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.

	BXMX	DIAX	SPXX	QQQX	JCE
Common shares cumulatively repurchased and retired	460,238	0	383,763	0	449,800
Common shares authorized for repurchase	10,415,000	3,635,000	1,795,000	4,880,000	1,680,000

About the Funds’ Benchmarks

Chicago Board Options Exchange (Cboe) Dow Jones Industrial Average (DJIA) BuyWrite Index (BXDSM): An index designed to measure the performance of a hypothetical buy-write strategy on the Dow Jones Industrial Average. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Chicago Board Options Exchange (Cboe) Nasdaq 100 BuyWrite Index (BXNSM): An index designed to measure the performance of a hypothetical buy-write strategy on the Nasdaq 100® Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Chicago Board Options Exchange (Cboe) S&P 500® BuyWrite Index (BXMSM): An index designed to measure the performance of a hypothetical buy-write strategy on the S&P 500® Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Dow Jones Industrial Average Index (DJIA): An index designed to measure the performance of 30 actively traded U.S. large cap stocks. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Nasdaq 100® Index: An index that includes 100 of the largest domestic and international non-financial equity securities listed on the Nasdaq Stock Market based on market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

S&P 500® Index: An index generally considered representative of the U.S. equity market. The index includes 500 leading companies and covers approximately 80% of available market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance and Holdings Summaries

The Fund Performance and Holding Summaries for each Fund are shown below within this section of the report.

Fund Performance

Performance data for each Fund shown below represents past performance and does not predict or guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. For performance, current to the most recent month-end visit Nuveen.com or call (800) 257-8787.

Holding Summaries

The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the Fund’s Portfolio of Investments for individual security information.

BXMX	Nuveen S&P 500 Buy-Write Income Fund Fund Performance June 30, 2025

Performance*

			Total Returns as of June 30, 2025
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year
BXMX at Common Share NAV	10/26/04	2.49%	8.62%	11.18%	8.06%
BXMX at Common Share Price	10/26/04	3.27%	10.98%	12.41%	8.25%
Cboe S&P 500® BuyWrite Index (BXMSM)	—	(1.25)%	10.25%	10.16%	6.42%

*For purposes of Fund performance, relative results are measured against the Cboe S&P 500® BuyWrite Index (BXMSM).

Daily Common Share NAV and Share Price

Common Share NAV	Common Share Price	Premium/(Discount) to NAV	Average Premium/(Discount) to NAV
$15.00	$13.88	(7.47)%	(9.40)%

June 30, 2025

Holdings

Fund Allocation

(% of net assets)

Common Stocks	99.8%
Repurchase Agreements	2.3%
Other Assets & Liabilities, Net	(2.1)%
Net Assets	100%

Portfolio Composition1

(% of total investments)

Semiconductors & Semiconductor Equipment	12.8%
Software & Services	11.8%
Media & Entertainment	9.0%
Financial Services	8.6%
Technology Hardware & Equipment	7.3%
Capital Goods	6.5%
Consumer Discretionary Distribution & Retail	5.9%
Pharmaceuticals, Biotechnology & Life Sciences	5.3%
Banks	3.9%
Health Care Equipment & Services	3.9%
Energy	2.9%
Food, Beverage & Tobacco	2.4%
Insurance	2.3%
Utilities	2.1%
Consumer Staples Distribution & Retail	2.1%
Automobiles & Components	1.8%
Commercial & Professional Services	1.5%
Consumer Services	1.4%
Materials	1.4%
Household & Personal Products	1.2%
Equity Real Estate Investment Trusts (REITs)	1.0%
Transportation	1.0%
Consumer Durables & Apparel	0.7%
Telecommunication Services	0.6%
Other	0.4%
Repurchase Agreements	2.2%
Total	100%

Top Five Holdings

(% of total investments)

NVIDIA Corp	7.3%
Microsoft Corp	7.2%
Apple Inc	5.9%
Amazon.com Inc	4.2%
Meta Platforms Inc	3.2%

[1]	See the Portfolio of Investments for the remaining industries/sectors comprising “Other” and not listed in the table above.

DIAX	Nuveen Dow 30SM Dynamic Overwrite Fund Fund Performance and Holdings Summaries June 30, 2025

Performance*

			Total Returns as of June 30, 2025
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year
DIAX at Common Share NAV	4/29/05	(0.35)%	8.91%	8.71%	6.79%
DIAX at Common Share Price	4/29/05	(0.75)%	10.92%	8.97%	7.17%
Dow Jones Industrial Average Index (DJIA)	—	4.55%	14.72%	13.52%	12.06%
DIAX Blended Benchmark	—	2.59%	13.19%	12.50%	8.98%

*For purposes of Fund performance, relative results are measured against the DIAX Blended Benchmark. The Fund’s Blended Benchmark consists of: 1) 55% Chicago Board Options Exchange (Cboe) DJIA BuyWrite Index (BXDSM) and 2) 45% Dow Jones Indus- trial Average Index (DJIA).

Daily Common Share NAV and Share Price

Common Share NAV	Common Share Price	Premium/(Discount) to NAV	Average Premium/(Discount) to NAV
$16.07	$14.34	(10.77)%	(11.40)%

June 30, 2025

Holdings

Fund Allocation

(% of net assets)

Common Stocks	100.4%
Exchange-Traded Funds	1.5%
Options Purchased	0.0%
Repurchase Agreements	1.4%
Other Assets & Liabilities, Net	(3.3)%
Net Assets	100%

Portfolio Composition1

(% of total investments)

Financial Services	18.7%
Software & Services	14.4%
Capital Goods	13.3%
Consumer Discretionary Distribution & Retail	7.9%
Pharmaceuticals, Biotechnology & Life Sciences	6.9%
Materials	4.7%
Health Care Equipment & Services	4.2%
Consumer Services	4.0%
Banks	3.9%
Technology Hardware & Equipment	3.7%
Insurance	3.6%
Household & Personal Products	2.2%
Semiconductors & Semiconductor Equipment	2.1%
Energy	1.9%
Media & Entertainment	1.7%
Other	3.9%
Exchange-Traded Funds	1.5%
Options Purchased	0.0%
Repurchase Agreements	1.4%
Total Investments	100%

Top Five Holdings

(% of total investments)

Goldman Sachs Group Inc/The	9.6%
Microsoft Corp	6.7%
Caterpillar Inc	5.3%
Home Depot Inc/The	5.0%
Visa Inc	4.8%

[1]	See the Portfolio of Investments for the remaining industries/sectors comprising “Other” and not listed in the table above.

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund Fund Performance and Holdings Summaries June 30, 2025

Performance*

			Total Returns as of June 30, 2025
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year
SPXX at Common Share NAV	11/22/05	1.21%	9.87%	12.32%	8.80%
SPXX at Common Share Price	11/22/05	3.91%	17.12%	14.47%	10.12%
S&P 500® Index	—	6.20%	15.16%	16.64%	13.65%
SPXX Blended Benchmark	—	2.08%	12.52%	13.15%	9.70%

*For purposes of Fund performance, relative results are measured against the SPXX Blended Benchmark. The Fund’s Blended Benchmark consists of: 1) 55% Chicago Board Options Exchange (Cboe) S&P 500® BuyWrite Index (BXMSM) and 2) 45% S&P 500® Index.

Daily Common Share NAV and Share Price

Common Share NAV	Common Share Price	Premium/(Discount) to NAV	Average Premium/(Discount) to NAV
$17.97	$17.74	(1.28)%	(3.14)%

June 30, 2025

Holdings

Fund Allocation

(% of net assets)

Common Stocks	100.2%
Exchange-Traded Funds	1.7%
Options Purchased	0.0%
Investments Purchased with Collateral from Securities Lending	0.1%
Repurchase Agreements	1.6%
Other Assets & Liabilities, Net	(3.6)%
Net Assets	100%

Portfolio Composition1

(% of total investments)

Semiconductors & Semiconductor Equipment	13.0%
Software & Services	10.5%
Media & Entertainment	10.0%
Financial Services	8.8%
Technology Hardware & Equipment	7.4%
Capital Goods	6.1%
Consumer Discretionary Distribution & Retail	5.9%
Pharmaceuticals, Biotechnology & Life Sciences	5.1%
Banks	4.0%
Health Care Equipment & Services	3.8%
Food, Beverage & Tobacco	2.7%
Energy	2.6%
Consumer Staples Distribution & Retail	2.6%
Insurance	2.2%
Consumer Services	1.8%
Utilities	1.8%
Automobiles & Components	1.8%
Equity Real Estate Investment Trusts (Reits)	1.4%
Transportation	1.2%
Household & Personal Products	1.1%
Materials	1.1%
Consumer Durables & Apparel	0.7%
Telecommunication Services	0.6%
Other	0.6%
Exchange-Traded Funds	1.6%
Options Purchased	0.0%
Investments Purchased with Collateral from Securities Lending	0.1%
Repurchase Agreements	1.5%
Total	100%

Top Five Holdings

(% of total investments)

NVIDIA Corp	7.8%
Microsoft Corp	7.6%
Apple Inc	6.3%
Amazon.com Inc	4.4%
Meta Platforms Inc	3.7%

[1]	See the Portfolio of Investments for the remaining industries/sectors comprising “Other” and not listed in the table above.

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund Fund Performance and Holdings Summaries June 30, 2025

Performance*

			Total Returns as of June 30, 2025
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year
QQQX at Common Share NAV	1/30/07	(0.60)%	9.93%	11.16%	11.11%
QQQX at Common Share Price	1/30/07	2.31%	14.50%	10.73%	11.49%
Nasdaq 100® Index	—	8.35%	16.10%	18.36%	18.97%
QQQX Blended Benchmark	—	1.62%	12.69%	13.14%	13.05%

*For purposes of Fund performance, relative results are measured against the QQQX Blended Benchmark. The Fund’s Blended Benchmark consists of: 1) 55% Chicago Board Options Exchange (Cboe) Nasdaq 100 BuyWrite Index (BXNSM) and 2) 45% Nasdaq 100® Index.

Daily Common Share NAV and Share Price

Common Share NAV	Common Share Price	Premium/(Discount) to NAV	Average Premium/(Discount) to NAV
$28.07	$26.47	(5.70)%	(8.87)%

June 30, 2025

Holdings

Fund Allocation

(% of net assets)

Common Stocks	101.0%
Exchange-Traded Funds	1.5%
Options Purchased	0.0%
Investments Purchased with Collateral from Securities Lending	0.0%
Repurchase Agreements	1.7%
Other Assets & Liabilities, Net	(4.2)%
Net Assets	100%

Portfolio Composition

(% of total investments)

Semiconductors & Semiconductor Equipment	22.0%
Software & Services	18.1%
Media & Entertainment	13.5%
Technology Hardware & Equipment	11.1%
Consumer Discretionary Distribution & Retail	7.7%
Consumer Services	3.6%
Pharmaceuticals, Biotechnology & Life Sciences	3.4%
Automobiles & Components	3.2%
Consumer Staples Distribution & Retail	2.9%
Financial Services	2.6%
Capital Goods	2.0%
Food, Beverage & Tobacco	2.0%
Health Care Equipment & Services	1.7%
Utilities	1.0%
Telecommunication Services	0.5%
Commercial & Professional Services	0.4%
Transportation	0.3%
Energy	0.3%
Materials	0.2%
Equity Real Estate Investment Trusts (REITs)	0.2%
Consumer Durables & Apparel	0.1%
Insurance	0.1%
Exchange-Traded Funds	1.4%
Options Purchased	0.0%
Investments Purchased with Collateral from Securities Lending	0.0%
Repurchase Agreements	1.7%
Total	100%

Top Five Holdings

(% of total investments)

Microsoft Corp	11.8%
NVIDIA Corp	9.5%
Apple Inc	8.6%
Amazon.com Inc	5.5%
Meta Platforms Inc	4.6%

JCE	Nuveen Core Equity Alpha Fund Fund Performance and Holdings Summaries June 30, 2025

Performance*

			Total Returns as of June 30, 2025
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year
JCE at Common Share NAV	3/27/07	5.50%	15.72%	15.05%	10.71%
JCE at Common Share Price	3/27/07	1.70%	12.32%	16.78%	11.66%
S&P 500® Index	—	6.20%	15.16%	16.64%	13.65%
JCE Blended Benchmark	—	2.45%	12.76%	13.47%	10.07%

*For purposes of Fund performance, relative results are measured against the JCE Blended Benchmark. The Fund’s Blended Benchmark consists of: 1) 50% S&P 500® Index and 2) 50% Chicago Board Options Exchange (Cboe) S&P 500® BuyWrite Index (BXMSM).

Daily Common Share NAV and Share Price

Common Share NAV	Common Share Price	Premium/(Discount) to NAV	Average Premium/(Discount) to NAV
$15.66	$15.50	(1.02)%	(0.84)%

June 30, 2025

Holdings

Fund Allocation

(% of net assets)

Common Stocks	98.8%
Exchange-Traded Funds	1.5%
Options Purchased	0.0%
Repurchase Agreements	1.9%
Other Assets & Liabilities, Net	(2.2)%
Net Assets	100%

Portfolio Composition1

(% of total investments)

Software & Services	12.9%
Semiconductors & Semiconductor Equipment	12.6%
Media & Entertainment	10.5%
Financial Services	9.1%
Technology Hardware & Equipment	8.4%
Consumer Discretionary Distribution & Retail	6.8%
Pharmaceuticals, Biotechnology & Life Sciences	5.4%
Health Care Equipment & Services	5.2%
Capital Goods	5.1%
Utilities	2.3%
Banks	2.3%
Food, Beverage & Tobacco	2.0%
Consumer Staples Distribution & Retail	1.9%
Materials	1.8%
Energy	1.8%
Commercial & Professional Services	1.7%
Consumer Services	1.6%
Automobiles & Components	1.2%
Equity Real Estate Investment Trusts (REITs)	0.9%
Household & Personal Products	0.9%
Consumer Durables & Apparel	0.9%
Telecommunication Services	0.7%
Transportation	0.5%
Other	0.2%
Exchange-Traded Funds	1.5%
Options Purchased	0.0%
Repurchase Agreements	1.8%
Total	100%

Top Five Holdings

(% of total investments)

NVIDIA Corp	7.8%
Microsoft Corp	7.5%
Apple Inc	6.2%
Amazon.com Inc	4.5%
Meta Platforms Inc	3.2%

[1]	See the Portfolio of Investments for the remaining industries/sectors comprising “Other” and not listed in the table above.

Portfolio of Investments June 30, 2025

BXMX

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 99.8%

		COMMON STOCKS - 99.8% (a)

		AUTOMOBILES & COMPONENTS - 1.9%
826		Ferrari NV	$405,351
50,606		Gentex Corp	1,112,826
87,657	(b)	Tesla Inc	27,845,123
		TOTAL AUTOMOBILES & COMPONENTS	29,363,300

		BANKS - 4.0%
196,230		Bank of America Corp	9,285,603
26,341		Comerica Inc	1,571,241
148,455		Fifth Third Bancorp	6,105,954
51,859		First Horizon Corp	1,099,411
108,891		JPMorgan Chase & Co	31,568,590
298,223		KeyCorp	5,195,045
31,173		M&T Bank Corp	6,047,250
31,763		Zions Bancorp NA	1,649,770
		TOTAL BANKS	62,522,864

		CAPITAL GOODS - 6.6%
15,381		Allegion plc	2,216,710
27,101	(b)	Boeing Co/The	5,678,472
25,934		Caterpillar Inc	10,067,838
86,706		CNH Industrial NV	1,123,710
5,622		Deere & Co	2,858,731
46,441		Emerson Electric Co	6,191,978
8,843		Ferguson Enterprises Inc	1,925,563
11,114		GE Vernova Inc	5,880,973
44,459		General Electric Co	11,443,302
31,851		Graco Inc	2,738,230
4,427		HEICO Corp	1,452,056
28,293		Honeywell International Inc	6,588,874
8,860		Hubbell Inc	3,618,513
43,726		Masco Corp	2,814,205
6,090	(b)	NEXTracker Inc, Class A	331,113
9,120		Northrop Grumman Corp	4,559,818
16,404		nVent Electric PLC	1,201,593
39,784		Otis Worldwide Corp	3,939,412
15,767		Parker-Hannifin Corp	11,012,776
10,242		Rockwell Automation Inc	3,402,085
83,103		RTX Corp	12,134,700
10,383		Timken Co/The	753,287
1,764		Watsco Inc	779,018
4,597		Woodward Inc	1,126,679
		TOTAL CAPITAL GOODS	103,839,636

		COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
28,578		Automatic Data Processing Inc	8,813,455
9,115		Booz Allen Hamilton Holding Corp	949,145
15,652		SS&C Technologies Holdings Inc	1,295,986
11,679		TransUnion	1,027,752
13,228		Waste Connections Inc	2,469,932
37,983		Waste Management Inc	8,691,270
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	23,247,540

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.0%
302,672	(b)	Amazon.com Inc	66,403,210
2,461	(b)	Burlington Stores Inc	572,527
5,188		Dick’s Sporting Goods Inc	1,026,238
3,114	(b)	Five Below Inc	408,495
43,019		Home Depot Inc/The	15,772,486
5,691		JD.com Inc, ADR	185,754
37,951		LKQ Corp	1,404,567
29,953		Lowe’s Cos Inc	6,645,672
5,158		Macy’s Inc	60,142

Portfolio of Investments June 30, 2025 (continued)

BXMX

SHARES		DESCRIPTION	VALUE

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
173	(b)	MercadoLibre Inc	$452,158
9,205		Williams-Sonoma Inc	1,503,821
		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	94,435,070

		CONSUMER DURABLES & APPAREL - 0.7%

32,919		KB Home	1,743,720
6,689		Kontoor Brands Inc	441,273
17,389		Lennar Corp, Class A	1,923,397
8,071	(b)	Lululemon Athletica Inc	1,917,508
25,861	(b)	Mattel Inc	509,979
6,048		Polaris Inc	245,851
16,014		Toll Brothers Inc	1,827,678
6,182	(b)	TopBuild Corp	2,001,361
		TOTAL CONSUMER DURABLES & APPAREL	10,610,767

		CONSUMER SERVICES - 1.5%

1,752		Booking Holdings Inc	10,142,749
20,067	(b)	DraftKings Inc, Class A	860,674
23,509		Marriott International Inc/MD, Class A	6,422,894
16,077		Restaurant Brands International Inc	1,065,744
49,199		Starbucks Corp	4,508,104
		TOTAL CONSUMER SERVICES	23,000,165

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.1%

1,136	(b)	BJ’s Wholesale Club Holdings Inc	122,495
4,507		Casey’s General Stores Inc	2,299,787
15,982		Costco Wholesale Corp	15,821,221
22,200		Target Corp	2,190,030
15,913	(b)	US Foods Holding Corp	1,225,460
118,199		Walmart Inc	11,557,498
		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	33,216,491

		ENERGY - 2.9%

75,459		Cenovus Energy Inc	1,026,242
1,124		Cheniere Energy Inc	273,716
77,267		Chevron Corp	11,063,862
9,675	(b)	CNX Resources Corp	325,854
64,103		ConocoPhillips	5,752,603
3,176		Enbridge Inc	143,936
155,487		Exxon Mobil Corp	16,761,499
58,642		Halliburton Co	1,195,124
25,709		Hess Corp	3,561,725
28,016		Marathon Petroleum Corp	4,653,738
26,013		Ovintiv Inc	989,795
5,538		TC Energy Corp	270,199
		TOTAL ENERGY	46,018,293

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.6%

24,191		American Tower Corp	5,346,695
128,597		Weyerhaeuser Co	3,303,657
		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	8,650,352

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%

79,833		American Homes 4 Rent, Class A	2,879,576
76,376		CubeSmart	3,245,980
1,313		Gaming and Leisure Properties Inc	61,291
24,849		Lamar Advertising Co, Class A	3,015,675
8,339		Sabra Health Care REIT Inc	153,771
11,688		Sun Communities Inc	1,478,415
9,401		WP Carey Inc	586,434
		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	11,421,142

		FINANCIAL SERVICES - 8.7%

64,200		Annaly Capital Management Inc	1,208,244
65,667	(b)	Berkshire Hathaway Inc, Class B	31,899,059
26,467	(b)	Block Inc	1,797,903
53,704		Brookfield Corp	3,321,592

SHARES		DESCRIPTION	VALUE

		FINANCIAL SERVICES (continued)
38,024		Capital One Financial Corp	$8,089,986
71,247		Charles Schwab Corp/The	6,500,576
21,911		CME Group Inc	6,039,110
44,488		Intercontinental Exchange Inc	8,162,213
66,936		Jefferies Financial Group Inc	3,660,730
40,283		KKR & Co Inc	5,358,847
2,640		LPL Financial Holdings Inc	989,921
18,125		Mastercard Inc	10,185,163
48,313		MGIC Investment Corp	1,345,034
8,344		MSCI Inc	4,812,319
55,304	(b)	PayPal Holdings Inc	4,110,193
17,437		S&P Global Inc	9,194,356
89,957		SLM Corp	2,949,690
75,786		Visa Inc, Class A	26,907,819
		TOTAL FINANCIAL SERVICES	136,532,755

		FOOD, BEVERAGE & TOBACCO - 2.4%

105,912		Altria Group Inc	6,209,621
27,399		British American Tobacco PLC, Sponsored ADR	1,296,795
201,946		Coca-Cola Co/The	14,287,680
8,420		Coca-Cola Europacific Partners PLC	780,702
132,012		Mondelez International Inc, Class A	8,902,889
80,074	(b)	Monster Beverage Corp	5,015,835
12,100	(b)	Post Holdings Inc	1,319,263
		TOTAL FOOD, BEVERAGE & TOBACCO	37,812,785

		HEALTH CARE EQUIPMENT & SERVICES - 4.0%

92,260		Abbott Laboratories	12,548,283
19,198		Alcon AG	1,694,800
81,790	(b)	Boston Scientific Corp	8,785,064
14,642		Cigna Group/The	4,840,352
14,592		Elevance Health Inc	5,675,704
28,153		GE HealthCare Technologies Inc	2,085,293
13,749		HCA Healthcare Inc	5,267,242
7,324	(b)	IDEXX Laboratories Inc	3,928,154
70,836		Medtronic PLC	6,174,774
33,860		UnitedHealth Group Inc	10,563,304
638	(b)	Veeva Systems Inc, Class A	183,731
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	61,746,701

		HOUSEHOLD & PERSONAL PRODUCTS - 1.3%

15,340	(b)	BellRing Brands Inc	888,646
117,126		Procter & Gamble Co/The	18,660,515
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	19,549,161

		INSURANCE - 2.3%

28,004		Allstate Corp/The	5,637,485
30,964		Arthur J Gallagher & Co	9,912,196
23,577		Fidelity National Financial Inc	1,321,727
38,545		Hartford Insurance Group Inc/The	4,890,204
9,393		Lincoln National Corp	324,998
3,360		RenaissanceRe Holdings Ltd	816,144
29,077		Travelers Cos Inc/The	7,779,260
76,710		W R Berkley Corp	5,635,884
		TOTAL INSURANCE	36,317,898

		MATERIALS - 1.4%

9,313		Avery Dennison Corp	1,634,152
33,954		Barrick Mining Corp	706,922
52,881		Corteva Inc	3,941,221
7,888		Crown Holdings Inc	812,306
39,834		Eastman Chemical Co	2,974,007
8,265		Martin Marietta Materials Inc	4,537,154
20,588		Nucor Corp	2,666,970
27,596		Nutrien Ltd	1,607,191
10,656		Olin Corp	214,079

Portfolio of Investments June 30, 2025 (continued)

BXMX

SHARES		DESCRIPTION	VALUE

		MATERIALS (continued)

14,399		RPM International Inc	$1,581,586
5,718		Sonoco Products Co	249,076
8,538		Southern Copper Corp	863,790
		TOTAL MATERIALS	21,788,454

		MEDIA & ENTERTAINMENT - 9.2%

172,016		Alphabet Inc, Class A	30,314,380
164,297		Alphabet Inc, Class C	29,144,645
69,342		Meta Platforms Inc	51,180,637
16,602	(b)	Netflix Inc	22,232,236
17,899		New York Times Co/The, Class A	1,001,986
56,129		News Corp, Class A	1,668,154
15,334	(b)	Roku Inc	1,347,705
55,250		Walt Disney Co/The	6,851,552
		TOTAL MEDIA & ENTERTAINMENT	143,741,295

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.4%

62,652		AbbVie Inc	11,629,464
2,908	(b)	Alnylam Pharmaceuticals Inc	948,270
22,960		Amgen Inc	6,410,662
82,633		Bristol-Myers Squibb Co	3,825,081
27,106		Eli Lilly & Co	21,129,940
639	(b)	Exact Sciences Corp	33,956
54,740		Gilead Sciences Inc	6,069,024
8,784	(b)	ICON PLC	1,277,633
84,109		Johnson & Johnson	12,847,650
103,585		Merck & Co Inc	8,199,789
124,202		Pfizer Inc	3,010,656
30,271	(b)	Teva Pharmaceutical Industries Ltd, Sponsored ADR	507,342
20,510		Thermo Fisher Scientific Inc	8,315,985
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	84,205,452

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
39,066	(b)	CoStar Group Inc	3,140,906
		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT	3,140,906

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.0%

62,993	(b)	Advanced Micro Devices Inc	8,938,707
42,222		Applied Materials Inc	7,729,581
147,133		Broadcom Inc	40,557,211
13,859		Entegris Inc	1,117,728
90,620		Lam Research Corp	8,820,951
13,515		Marvell Technology Inc	1,046,061
48,971		Micron Technology Inc	6,035,676
740,611		NVIDIA Corp	117,009,132
12,314		NXP Semiconductors NV	2,690,486
32,082	(b)	ON Semiconductor Corp	1,681,418
50,975		QUALCOMM Inc	8,118,278
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	203,745,229

		SOFTWARE & SERVICES - 12.1%

18,575	(b)	Adobe Inc	7,186,296
27,949	(b)	Akamai Technologies Inc	2,229,212
3,522	(b)	Atlassian Corp, Class A	715,283
15,194	(b)	Autodesk Inc	4,703,607
6,521	(b)	Check Point Software Technologies Ltd	1,442,771
23,417		International Business Machines Corp	6,902,863
3,633	(b)	Manhattan Associates Inc	717,409
230,645		Microsoft Corp	114,725,129
64,774		Oracle Corp	14,161,540
68,388	(b)	Palantir Technologies Inc, Class A	9,322,652
39,369		Salesforce Inc	10,735,533
9,839	(b)	ServiceNow Inc	10,115,279
6,661	(b)	Shopify Inc, Class A	768,346
14,844		VeriSign Inc	4,286,947

SHARES		DESCRIPTION			VALUE

		SOFTWARE & SERVICES (continued)

10,368	(b)	Zoom Communications Inc			$808,497
		TOTAL SOFTWARE & SERVICES			188,821,364

		TECHNOLOGY HARDWARE & EQUIPMENT - 7.5%

458,834		Apple Inc			94,138,972
20,728		CDW Corp/DE			3,701,814
19,049	(b)	Ciena Corp			1,549,255
184,635		Cisco Systems Inc			12,809,976
20,790		Dell Technologies Inc, Class C			2,548,854
37,851	(b)	Flex Ltd			1,889,522
5,140	(b)	Lumentum Holdings Inc			488,608
11,943		Telefonaktiebolaget LM Ericsson, Sponsored ADR			101,277
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			117,228,278

		TELECOMMUNICATION SERVICES - 0.6%

213,828		Verizon Communications Inc			9,252,338
		TOTAL TELECOMMUNICATION SERVICES			9,252,338

		TRANSPORTATION - 1.0%

23,404		Canadian Pacific Kansas City Ltd			1,855,235
21,947		Norfolk Southern Corp			5,617,774
487	(b)	Saia Inc			133,433
72,916	(b)	Uber Technologies Inc			6,803,063
8,969	(b)	XPO Inc			1,132,695
		TOTAL TRANSPORTATION			15,542,200

		UTILITIES - 2.2%

62,536		Ameren Corp			6,005,957
12,874		Atmos Energy Corp			1,984,012
53,103		Evergy Inc			3,660,390
2,933		National Fuel Gas Co			248,454
92,772		NextEra Energy Inc			6,440,232
52,512		OGE Energy Corp			2,330,483
44,482		Pinnacle West Capital Corp			3,979,805
91,439		WEC Energy Group Inc			9,527,943
		TOTAL UTILITIES			34,177,276
		TOTAL COMMON STOCKS (Cost $364,119,611)			1,559,927,712
		TOTAL LONG-TERM INVESTMENTS (Cost $364,119,611)			1,559,927,712

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 2.3%

		REPURCHASE AGREEMENTS - 2.3%
$1,660,202	(c)	Fixed Income Clearing Corporation	1.360%	07/01/25	1,660,202
33,450,000	(d)	Fixed Income Clearing Corporation	4.370	07/01/25	33,450,000
		TOTAL REPURCHASE AGREEMENTS (Cost $35,110,202)			35,110,202
		TOTAL SHORT-TERM INVESTMENTS (Cost $35,110,202)			35,110,202
		TOTAL INVESTMENTS - 102.1% (Cost $399,229,813)			1,595,037,914
		OTHER ASSETS & LIABILITIES, NET - (2.1)%			(32,239,454)
		NET ASSETS APPLICABLE TO COMMON SHARES - 100%			$1,562,798,460

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

(a)	The Fund may designate up to 100% of its common stock investments to cover outstanding options written.

(b)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(c)

Agreement with Fixed Income Clearing Corporation, 1.360% dated 6/30/25 to be repurchased at $1,660,265 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 2.750% and maturity date 7/31/27, valued at $1,693,592.

Portfolio of Investments June 30, 2025 (continued)

BXMX

(d)

Agreement with Fixed Income Clearing Corporation, 4.370% dated 6/30/25 to be repurchased at $33,454,060 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 6/30/32, valued at $34,119,002.

Investments in Derivatives

Options Written

Type	Description(a)	Number of Contracts	Notional Amount (b)	Exercise Price	Expiration Date	Value
Call	S&P 500 Index	(277)	$(166,200,000)	$6,000	7/18/25	$(6,537,200)
Call	S&P 500 Index	(276)	(168,360,000)	6,100	7/18/25	(4,091,700)
Call	S&P 500 Index	(276)	(168,360,000)	6,100	7/31/25	(4,973,520)
Call	S&P 500 Index	(276)	(169,740,000)	6,150	8/15/25	(4,785,840)
Call	S&P 500 Index	(276)	(172,500,000)	6,250	8/15/25	(3,051,180)
Call	S&P 500 Index	(276)	(172,500,000)	6,250	9/19/25	(4,631,280)
Call	S&P 500 Index	(276)	(173,880,000)	6,300	9/19/25	(3,839,160)
Call	S&P 500 Index	(275)	(176,000,000)	6,400	9/19/25	(2,503,875)
Call	S&P 500 Index	(283)	(183,950,000)	6,500	9/30/25	(1,808,370)
Total Options Written (premiums received $21,730,350)		(2,491)	$(1,551,490,000)			$(36,222,125)

(a)	Exchange-traded, unless otherwise noted.

(b)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

Portfolio of Investments June 30, 2025

DIAX

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 101.9%

		COMMON STOCKS - 100.4%

		BANKS - 4.1%

81,760		JPMorgan Chase & Co	$23,703,042
		TOTAL BANKS	23,703,042

		CAPITAL GOODS - 13.8%

81,760		3M Co	12,447,142
81,760	(a)	Boeing Co/The	17,131,173
81,760	(b)	Caterpillar Inc	31,740,050
81,760		Honeywell International Inc	19,040,269
		TOTAL CAPITAL GOODS	80,358,634

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8.2%

81,760	(a),(b)	Amazon.com Inc	17,937,327
81,760		Home Depot Inc/The	29,976,486
		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	47,913,813

		CONSUMER DURABLES & APPAREL - 1.0%

81,760		NIKE Inc, Class B	5,808,230
		TOTAL CONSUMER DURABLES & APPAREL	5,808,230

		CONSUMER SERVICES - 4.1%

81,760		McDonald’s Corp	23,887,819
		TOTAL CONSUMER SERVICES	23,887,819

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.4%

81,760		Walmart Inc	7,994,493
		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	7,994,493

		ENERGY - 2.0%

81,760		Chevron Corp	11,707,214
		TOTAL ENERGY	11,707,214

		FINANCIAL SERVICES - 19.3%

81,760	(b)	American Express Co	26,079,805
81,760	(b)	Goldman Sachs Group Inc/The	57,865,640

81,760		Visa Inc, Class A	29,028,888
		TOTAL FINANCIAL SERVICES	112,974,333

		FOOD, BEVERAGE & TOBACCO - 1.0%

81,760		Coca-Cola Co/The	5,784,520
		TOTAL FOOD, BEVERAGE & TOBACCO	5,784,520

		HEALTH CARE EQUIPMENT & SERVICES - 4.4%

81,760		UnitedHealth Group Inc	25,506,667
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	25,506,667

		HOUSEHOLD & PERSONAL PRODUCTS - 2.2%

81,760		Procter & Gamble Co/The	13,026,003
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	13,026,003

		INSURANCE - 3.7%

81,760		Travelers Cos Inc/The	21,874,070
		TOTAL INSURANCE	21,874,070

		MATERIALS - 4.8%

81,760		Sherwin-Williams Co/The	28,073,114
		TOTAL MATERIALS	28,073,114

		MEDIA & ENTERTAINMENT - 1.7%

81,760		Walt Disney Co/The	10,139,058
		TOTAL MEDIA & ENTERTAINMENT	10,139,058

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.2%

81,760	(b)	Amgen Inc	22,828,209
81,760		Johnson & Johnson	12,488,840
81,760		Merck & Co Inc	6,472,122
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	41,789,171

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%

81,760		NVIDIA Corp	12,917,262
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	12,917,262

Portfolio of Investments June 30, 2025 (continued)

DIAX

SHARES		DESCRIPTION					VALUE

		SOFTWARE & SERVICES - 14.9%
81,760		International Business Machines Corp				$24,101,213
81,760		Microsoft Corp					40,668,242
81,760		Salesforce Inc					22,295,134
		TOTAL SOFTWARE & SERVICES					87,064,589

		TECHNOLOGY HARDWARE & EQUIPMENT - 3.8%

81,760	(b)	Apple Inc					16,774,699
81,760		Cisco Systems Inc					5,672,509
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT					22,447,208

		TELECOMMUNICATION SERVICES - 0.6%

81,760		Verizon Communications Inc					3,537,755
		TOTAL TELECOMMUNICATION SERVICES					3,537,755
		TOTAL COMMON STOCKS (Cost $208,666,440)					586,506,995

SHARES		DESCRIPTION					VALUE

		EXCHANGE-TRADED FUNDS - 1.5%

29,400		Vanguard Total Stock Market ETF					8,935,542
		TOTAL EXCHANGE-TRADED FUNDS (Cost $7,879,217)					8,935,542

TYPE		DESCRIPTION(c)	NUMBER OF CONTRACTS	NOTIONAL AMOUNT(d)	EXERCISE PRICE	EXPIRATION DATE	VALUE

		OPTIONS PURCHASED - 0.0%

Call		Micron Technology Inc	100	$1,400,000	$140	07/18/25	4,100
		TOTAL OPTIONS PURCHASED (Cost $11,238)	100	$1,400,000			4,100
		TOTAL LONG-TERM INVESTMENTS (Cost $216,556,895)					595,446,637

PRINCIPAL		DESCRIPTION			RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 1.4%

		REPURCHASE AGREEMENTS - 1.4%

$8,416,274	(e)	Fixed Income Clearing Corporation			1.360%	07/01/25	8,416,274
		TOTAL REPURCHASE AGREEMENTS (Cost $8,416,274)					8,416,274
		TOTAL SHORT-TERM INVESTMENTS (Cost $8,416,274)					8,416,274
		TOTAL INVESTMENTS - 103.3% (Cost $224,973,169)					603,862,911
		OTHER ASSETS & LIABILITIES, NET - (3.3)%					(19,407,525)
		NET ASSETS APPLICABLE TO COMMON SHARES - 100%					$584,455,386

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

ETF	Exchange-Traded Fund

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(b)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(c)	Exchange-traded, unless otherwise noted.

(d)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

(e)

Agreement with Fixed Income Clearing Corporation, 1.360% dated 6/30/25 to be repurchased at $8,416,592 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 2.750% and maturity date 7/31/27, valued at $8,584,729.

Investments in Derivatives

Options Written

Type	Description(a)	Number of Contracts	Notional Amount (b)	Exercise Price	Expiration Date	Value
Call	S&P 500 Index	(370)	$(220,890,000)	$5,970	7/18/25	$(9,651,450)
Call	S&P 500 Index	(50)	(30,000,000)	6,000	7/18/25	(1,180,000)
Call	S&P 500 Index	(50)	(31,250,000)	6,250	7/31/25	(410,500)
Call	S&P 500 Index	(50)	(31,500,000)	6,300	7/31/25	(292,500)
Total Options Written (premiums received $5,398,609)		(520)	$(313,640,000)			$(11,534,450)

(a)	Exchange-traded, unless otherwise noted.

(b)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

Portfolio of Investments June 30, 2025

SPXX

(Unaudited)

SHARES		DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS - 101.9%

		COMMON STOCKS - 100.2%

		AUTOMOBILES & COMPONENTS - 1.8%
773		Harley-Davidson Inc	$18,243
5,089	(a)	Rivian Automotive Inc, Class A	69,923
18,365	(a)	Tesla Inc	5,833,826
		TOTAL AUTOMOBILES & COMPONENTS	5,921,992

		BANKS - 4.2%
43,054		Bank of America Corp	2,037,315
22,295		Citigroup Inc	1,897,750
85		First Citizens BancShares Inc/NC, Class A	166,300
4,948		First Horizon Corp	104,898
24,320		JPMorgan Chase & Co	7,050,611
158	(a)	Texas Capital Bancshares Inc	12,545
26,944		Wells Fargo & Co	2,158,753
126		Wintrust Financial Corp	15,622
		TOTAL BANKS	13,443,794

		CAPITAL GOODS - 6.2%
592		Acuity Inc	176,617
2,372		AGCO Corp	244,696
5,115	(a)	Archer Aviation Inc, Class A	55,498
15,620	(a)	Array Technologies Inc	92,158
3,549	(a)	Bloom Energy Corp, Class A	84,892
4,787	(a)	Boeing Co/The	1,003,020
2,021		BWX Technologies Inc	291,145
627		Carlisle Cos Inc	234,122
4,996		Caterpillar Inc	1,939,497
16,723		CNH Industrial NV	216,730
1,029		Curtiss-Wright Corp	502,718
3,017		Deere & Co	1,534,114
5,038		Eaton Corp PLC	1,798,516
851		EMCOR Group Inc	455,191
930		Esab Corp	112,111
1,838		GE Vernova Inc	972,578
2,976		General Electric Co	765,993
5,399		Graco Inc	464,152
1,527		HEICO Corp	500,856
8,713		Honeywell International Inc	2,029,083
6,141		Illinois Tool Works Inc	1,518,362
121		Lincoln Electric Holdings Inc	25,086
2,947		Lockheed Martin Corp	1,364,874
1,000	(a)	MasTec Inc	170,430
4,656	(a)	NEXTracker Inc, Class A	253,147
728	(a)	NuScale Power Corp	28,800
1,377		Oshkosh Corp	156,345
2,476		Owens Corning	340,500
16,125		RTX Corp	2,354,572
5,380	(a)	Shoals Technologies Group Inc, Class A	22,865
386	(a)	Spirit AeroSystems Holdings Inc, Class A	14,726
6,096	(a)	Sunrun Inc	49,865
511		Valmont Industries Inc	166,877
637		Watsco Inc	281,312
		TOTAL CAPITAL GOODS	20,221,448

		COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
3,007		Booz Allen Hamilton Holding Corp	313,119
587	(a)	CACI International Inc, Class A	279,823
463	(a)	Clarivate PLC	1,991
786	(a)	Clean Harbors Inc	181,708
2,741	(a)	GEO Group Inc/The	65,647
2,665		KBR Inc	127,760
1,060		RB Global Inc	112,561

SHARES		DESCRIPTION	VALUE
		COMMERCIAL & PROFESSIONAL SERVICES (continued)
653		Science Applications International Corp	$73,534
3,175		SS&C Technologies Holdings Inc	262,890
1,366		TransUnion	120,208
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,539,241

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.1%
946	(a)	Abercrombie & Fitch Co, Class A	78,376
1,035		Academy Sports & Outdoors Inc	46,378
67,195	(a),(b)	Amazon.com Inc	14,741,911
839	(a)	AutoNation Inc	166,667
362	(a)	Carvana Co	121,980
1,137		Dick’s Sporting Goods Inc	224,910
602	(a)	GameStop Corp, Class A	14,683
4,272		Gap Inc/The	93,172
9,417		Home Depot Inc/The	3,452,649
343		Lithia Motors Inc	115,872
303		Murphy USA Inc	123,260
392	(a)	PDD Holdings Inc, ADR	41,027
148	(a)	RH	27,974
1,148	(a)	Urban Outfitters Inc	83,276
3,972	(a)	Valvoline Inc	150,420
1,384	(a)	Victoria’s Secret & Co	25,632
2,244	(a)	Wayfair Inc, Class A	114,758
		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	19,622,945

		CONSUMER DURABLES & APPAREL - 0.7%
1,423		Cricut Inc, Class A	9,634
136		Installed Building Products Inc	24,523
8,589		KB Home	454,959
690	(a)	Mattel Inc	13,607
982		Meritage Homes Corp	65,765
10,715		NIKE Inc, Class B	761,194
4,237		Polaris Inc	172,234
4,723		Somnigroup International Inc	321,400
4,744	(a)	Taylor Morrison Home Corp	291,376
992		Toll Brothers Inc	113,217
63	(a)	TopBuild Corp	20,396
1,198		Whirlpool Corp	121,501
		TOTAL CONSUMER DURABLES & APPAREL	2,369,806

		CONSUMER SERVICES - 1.9%
3,882		Aramark	162,539
331		Booking Holdings Inc	1,916,238
2,536		Boyd Gaming Corp	198,391
555	(a)	Bright Horizons Family Solutions Inc	68,593
2,395	(a)	DraftKings Inc, Class A	102,722
2,846		Hyatt Hotels Corp	397,444
8,883		McDonald’s Corp	2,595,346
1,535		Papa John’s International Inc	75,123
1,641	(a)	Planet Fitness Inc	178,951
1,485		Service Corp International/US	120,879
234	(a)	Shake Shack Inc, Class A	32,900
855		Travel + Leisure Co	44,127
364		Wingstop Inc	122,573
		TOTAL CONSUMER SERVICES	6,015,826

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.7%
2,512	(a)	BJ’s Wholesale Club Holdings Inc	270,869
410		Casey’s General Stores Inc	209,211
3,962		Costco Wholesale Corp	3,922,142
826	(a)	Performance Food Group Co	72,250
2,961	(a)	US Foods Holding Corp	228,027
40,986		Walmart Inc	4,007,611
		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	8,710,110

Portfolio of Investments June 30, 2025 (continued)

SPXX

SHARES		DESCRIPTION	VALUE
		ENERGY - 2.7%
6,192		Antero Midstream Corp	$117,338
1,752	(a)	Antero Resources Corp	70,571
1,887		ChampionX Corp	46,873
1,985		Cheniere Energy Inc	483,387
18,545		Chevron Corp	2,655,459
1,575		Core Natural Resources Inc	109,841
15,939		Exxon Mobil Corp	1,718,224
5,031		HF Sinclair Corp	206,674
3,278		Liberty Energy Inc	37,631
8,735		Magnolia Oil & Gas Corp, Class A	196,363
6,358		Marathon Petroleum Corp	1,056,127
13,380		Murphy Oil Corp	301,051
2,592		Northern Oil & Gas Inc	73,483
4,568		NOV Inc	56,780
12,160		Ovintiv Inc	462,688
748		PBF Energy Inc, Class A	16,209
4,711		Peabody Energy Corp	63,222
31,011		Permian Resources Corp	422,370
6,037		Range Resources Corp	245,525
902		SM Energy Co	22,288
8,230		TechnipFMC PLC	283,441
419	(a)	Tidewater Inc	19,329
17,734	(a),(c)	Transocean Ltd	45,931
		TOTAL ENERGY	8,710,805

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.3%
4,422		American Healthcare REIT Inc	162,464
2,272		EastGroup Properties Inc	379,697
1,910		Equity LifeStyle Properties Inc	117,790
1,542		Hudson Pacific Properties Inc	4,225
10,680		Independence Realty Trust Inc	188,929
7,163		Phillips Edison & Co Inc	250,920
613		Terreno Realty Corp	34,371
		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	1,138,396

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.1%
5,778		Agree Realty Corp	422,141
6,276		American Homes 4 Rent, Class A	226,375
15,872		Brixmor Property Group Inc	413,307
11,123		CareTrust REIT Inc	340,364
7,025		Cousins Properties Inc	210,961
9,909		First Industrial Realty Trust Inc	476,920
2,985		Gaming and Leisure Properties Inc	139,340
2,264		Lamar Advertising Co, Class A	274,759
2,787		Macerich Co/The	45,093
11,527		NNN REIT Inc	497,736
5,266		Omega Healthcare Investors Inc	192,999
940		Ryman Hospitality Properties Inc	92,750
5,765		Sabra Health Care REIT Inc	106,306
497		SL Green Realty Corp	30,764
969		Sun Communities Inc	122,569
		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	3,592,384

		FINANCIAL SERVICES - 9.1%
1,243	(a)	Affirm Holdings Inc	85,941
5,176		AGNC Investment Corp	47,567
1,817		Ally Financial Inc	70,772
6,384		American Express Co	2,036,368
5,651		Annaly Capital Management Inc	106,352
14,795	(a),(b)	Berkshire Hathaway Inc, Class B	7,186,967
452	(a)	Coinbase Global Inc, Class A	158,421
4,161		Corebridge Financial Inc	147,716
5,499		Equitable Holdings Inc	308,494
3,860		Goldman Sachs Group Inc/The	2,731,915

SHARES		DESCRIPTION	VALUE

		FINANCIAL SERVICES (continued)
4,272		Interactive Brokers Group Inc, Class A	$236,712
8,753		Intercontinental Exchange Inc	1,605,913
508		LPL Financial Holdings Inc	190,485
7,480		Mastercard Inc, Class A	4,203,311
7,780		MGIC Investment Corp	216,595
14,535		Morgan Stanley	2,047,400
440		PennyMac Financial Services Inc	43,842
4,239		Radian Group Inc	152,689
3,649	(a)	Robinhood Markets Inc, Class A	341,656
8,150		Rocket Cos Inc, Class A	115,567
3,398		S&P Global Inc	1,791,731
6,607	(a)	SoFi Technologies Inc	120,313
2,490	(a)	StoneCo Ltd, Class A	39,940
1,592	(a)	Toast Inc, Class A	70,510
1,119		Tradeweb Markets Inc, Class A	163,822
835	(a)	Upstart Holdings Inc	54,008
909		Virtu Financial Inc, Class A	40,714
14,045		Visa Inc, Class A	4,986,677
1,609		Voya Financial Inc	114,239
4,511		XP Inc, Class A	91,122
		TOTAL FINANCIAL SERVICES	29,507,759

		FOOD, BEVERAGE & TOBACCO - 2.8%
846		Cal-Maine Foods Inc	84,287
2,911	(a)	Celsius Holdings Inc	135,041
46,630		Coca-Cola Co/The	3,299,073
857	(a)	Darling Ingredients Inc	32,515
646	(a)	Freshpet Inc	43,902
2,784		Ingredion Inc	377,566
16,493		PepsiCo Inc	2,177,736
12,726		Philip Morris International Inc	2,317,786
4,686		Pilgrim’s Pride Corp	210,776
3,247	(a)	Post Holdings Inc	354,020
		TOTAL FOOD, BEVERAGE & TOBACCO	9,032,702

		HEALTH CARE EQUIPMENT & SERVICES - 4.0%
18,190		Abbott Laboratories	2,474,022
23,584	(a)	Boston Scientific Corp	2,533,157
1,637	(a)	Doximity Inc, Class A	100,414
3,652		Encompass Health Corp	447,845
1,044	(a)	Haemonetics Corp	77,893
569	(a)	ICU Medical Inc	75,193
3,572	(a)	Intuitive Surgical Inc	1,941,060
697	(a)	Lantheus Holdings Inc	57,056
1,911		McKesson Corp	1,400,343
1,383	(a)	Merit Medical Systems Inc	129,283
433	(a)	Penumbra Inc	111,121
593	(a)	Privia Health Group Inc	13,639
1,806	(a)	Tenet Healthcare Corp	317,856
279	(a)	TransMedics Group Inc	37,389
8,674		UnitedHealth Group Inc	2,706,028
1,340	(a)	Veeva Systems Inc, Class A	385,893
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	12,808,192

		HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
1,114	(a)	BellRing Brands Inc	64,534
836	(a)	elf Beauty Inc	104,032
22,455		Procter & Gamble Co/The	3,577,530
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	3,746,096

		INSURANCE - 2.3%
5,688		Arthur J Gallagher & Co	1,820,843
650		Hanover Insurance Group Inc/The	110,416
196		Kinsale Capital Group Inc	94,844
117	(a)	Markel Group Inc	233,691

Portfolio of Investments June 30, 2025 (continued)

SPXX

SHARES		DESCRIPTION	VALUE
		INSURANCE (continued)
8,946		Marsh & McLennan Cos Inc	$1,955,953
4,947		Old Republic International Corp	190,163
1,472	(a)	Oscar Health Inc, Class A	31,560
1,422		Primerica Inc	389,159
1,161		Reinsurance Group of America Inc	230,296
436		RenaissanceRe Holdings Ltd	105,904
1,336		RLI Corp	96,486
6,012		Travelers Cos Inc/The	1,608,450
7,525		Unum Group	607,719
		TOTAL INSURANCE	7,475,484

		MATERIALS - 1.1%
22,395		Amcor PLC	205,810
5,334	(a)	Axalta Coating Systems Ltd	158,366
2,824		Cabot Corp	211,800
2,782	(a)	Coeur Mining Inc	24,649
4,146		Crown Holdings Inc	426,955
12,941		Element Solutions Inc	293,114
2,368		FMC Corp	98,864
4,826		Graphic Packaging Holding Co	101,684
14,773		Hecla Mining Co	88,490
1,550		Louisiana-Pacific Corp	133,284
351	(a)	Magnera Corp	4,240
6,615	(a),(c)	MP Materials Corp	220,081
152		NewMarket Corp	105,011
1,562		Olin Corp	31,381
555		Reliance Inc	174,214
2,738		Royal Gold Inc	486,926
3,446		RPM International Inc	378,509
1,203		Scotts Miracle-Gro Co/The	79,350
974		Silgan Holdings Inc	52,771
2,825		Southern Copper Corp	285,805
		TOTAL MATERIALS	3,561,304

		MEDIA & ENTERTAINMENT - 10.3%
44,594	(b)	Alphabet Inc, Class A	7,858,801
34,375	(b)	Alphabet Inc, Class C	6,097,781
16	(a)	AMC Entertainment Holdings Inc, Class A	50
1,107	(a)	Liberty Media Corp-Liberty Formula One, Class A	105,121
200	(a)	Liberty Media Corp-Liberty Live, Class A	15,896
16,581		Meta Platforms Inc	12,238,270
3,464	(a)	Netflix Inc	4,638,746
2,539	(a)	Pinterest Inc, Class A	91,049
1,445	(a)	ROBLOX Corp, Class A	152,014
641	(a)	Roku Inc	56,337
721	(a)	Spotify Technology SA	553,252
12,340		Walt Disney Co/The	1,530,283
		TOTAL MEDIA & ENTERTAINMENT	33,337,600

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.3%
15,731	(b)	AbbVie Inc	2,919,988
2,527	(a)	Alkermes PLC	72,298
436	(a)	Blueprint Medicines Corp	55,887
731	(a)	Bridgebio Pharma Inc	31,565
6,385		Eli Lilly & Co	4,977,299
1,360	(a)	Exact Sciences Corp	72,270
4,414	(a)	Exelixis Inc	194,547
70	(a),(c)	GRAIL Inc	3,599
695	(a)	Ionis Pharmaceuticals Inc	27,459
346	(a)	Janux Therapeutics Inc	7,993
18,191		Johnson & Johnson	2,778,675
395	(a)	Medpace Holdings Inc	123,975
23,452		Merck & Co Inc	1,856,460
371	(a)	Metsera Inc	10,555

SHARES		DESCRIPTION	VALUE
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
50,011		Pfizer Inc	$1,212,267
4,169		Royalty Pharma PLC	150,209
3,729		Thermo Fisher Scientific Inc	1,511,960
2,534	(a)	Vertex Pharmaceuticals Inc	1,128,137
864	(a),(c)	Viking Therapeutics Inc	22,896
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	17,158,039

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
1,231	(a)	Jones Lang LaSalle Inc	314,865
4,753	(a)	Opendoor Technologies Inc	2,534
1,785	(a)	Zillow Group Inc, Class C	125,039
		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT	442,438

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.5%
5,912		Analog Devices Inc	1,407,174
11,856	(b)	Applied Materials Inc	2,170,478
34,176	(b)	Broadcom Inc	9,420,614
2,331		Entegris Inc	187,995
3,444		Marvell Technology Inc	266,565
165,420	(b)	NVIDIA Corp	26,134,706
1,231	(a)	Qorvo Inc	104,524
10,222		QUALCOMM Inc	1,627,956
1,524	(a)	Rigetti Computing Inc	18,075
693	(a)	Semtech Corp	31,282
10,200		Texas Instruments Inc	2,117,724
521		Universal Display Corp	80,474
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	43,567,567

		SOFTWARE & SERVICES - 10.9%
1,482	(a)	Adobe Inc	573,356
254	(a)	BlackLine Inc	14,381
1,417	(a)	Box Inc, Class A	48,419
1,236	(a)	C3.ai Inc, Class A	30,368
2,995	(a)	Cleanspark Inc	33,035
805	(a)	Cloudflare Inc, Class A	157,643
7,313	(a)	Dropbox Inc, Class A	209,152
3,681	(a)	D-Wave Quantum Inc	53,890
4,458	(a)	Dynatrace Inc	246,126
515	(a)	Elastic NV	43,430
119	(a)	Guidewire Software Inc	28,019
1,679		International Business Machines Corp	494,936
2,495		Intuit Inc	1,965,137
537	(a)	Manhattan Associates Inc	106,041
2,779	(a),(c)	MARA Holdings Inc	43,575
51,339		Microsoft Corp	25,536,532
550	(a)	MicroStrategy Inc	222,326
2,273	(a)	Nutanix Inc, Class A	173,748
14,001		Oracle Corp	3,061,039
1,030		Pegasystems Inc	55,754
1,983		Salesforce Inc	540,744
704	(a)	SentinelOne Inc, Class A	12,869
934	(a)	ServiceNow Inc	960,227
2,261	(a)	SoundHound AI Inc	24,260
1,490	(a)	Trade Desk Inc/The, Class A	107,265
2,746	(a)	Unity Software Inc	66,453
580	(a)	Varonis Systems Inc	29,435
410	(a)	Wix.com Ltd	64,969
703	(a)	Zscaler Inc	220,700
		TOTAL SOFTWARE & SERVICES	35,123,829

		TECHNOLOGY HARDWARE & EQUIPMENT - 7.7%
103,319	(b)	Apple Inc	21,197,959
403	(a)	Arrow Electronics Inc	51,354
311		Avnet Inc	16,508
2,523	(a)	Ciena Corp	205,196

Portfolio of Investments June 30, 2025 (continued)

SPXX

SHARES		DESCRIPTION					VALUE

		TECHNOLOGY HARDWARE & EQUIPMENT (continued)
43,703		Cisco Systems Inc					$3,032,114
1,796	(a)	Coherent Corp					160,221
130	(a)	Fabrinet					38,309
1,321	(a)	Pure Storage Inc, Class A					76,063
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT					24,777,724

		TELECOMMUNICATION SERVICES - 0.6%
2,306	(a)	AST SpaceMobile Inc					107,760
839		Cogent Communications Holdings Inc					40,448
1,483		Iridium Communications Inc					44,742
20,069	(a)	Lumen Technologies Inc					87,902
607		Telephone and Data Systems Inc					21,597
1,094	(a),(c)	United States Cellular Corp					69,983
36,132		Verizon Communications Inc					1,563,432
		TOTAL TELECOMMUNICATION SERVICES					1,935,864

		TRANSPORTATION - 1.2%
942		Copa Holdings SA, Class A					103,592
935	(a)	GXO Logistics Inc					45,534
397	(a)	Saia Inc					108,774
11,483	(a)	Uber Technologies Inc					1,071,364
6,904		Union Pacific Corp					1,588,472
8,775		United Parcel Service Inc, Class B					885,749
1,308	(a)	XPO Inc					165,187
		TOTAL TRANSPORTATION					3,968,672

		UTILITIES - 1.9%
2,058		Black Hills Corp					115,454
5,544		Brookfield Renewable Corp					181,732
19,937		Clearway Energy Inc, Class C					637,984
16,505		Duke Energy Corp					1,947,590
11,532		Essential Utilities Inc					428,298
6,831	(a)	Hawaiian Electric Industries Inc					72,614
5,952		IDACORP Inc					687,158
2,125		New Jersey Resources Corp					95,242
20,018		OGE Energy Corp					888,399
837		Otter Tail Corp					64,524
69		Southwest Gas Holdings Inc					5,133
6,359		TXNM Energy Inc					358,139
14,575		UGI Corp					530,822
		TOTAL UTILITIES					6,013,089
		TOTAL COMMON STOCKS (Cost $80,346,444)					323,743,106

SHARES		DESCRIPTION					VALUE

		EXCHANGE-TRADED FUNDS - 1.7%

17,500		Vanguard Total Stock Market ETF					5,318,775
		TOTAL EXCHANGE-TRADED FUNDS (Cost $4,604,487)					5,318,775

TYPE		DESCRIPTION(d)	NUMBER OF CONTRACTS	NOTIONAL AMOUNT(e)	EXERCISE PRICE	EXPIRATION DATE	VALUE

		OPTIONS PURCHASED - 0.0%

Call		Micron Technology Inc	50	$700,000	$140	07/18/25	2,050
		TOTAL OPTIONS PURCHASED (Cost $5,619)	50	$700,000			2,050
		TOTAL LONG-TERM INVESTMENTS (Cost $84,956,550)					329,063,931

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%

380,031	(f)	State Street Navigator Securities Lending Government Money Market Portfolio	4.350%(g)		$380,031
		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $380,031)			380,031

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 1.6%

		REPURCHASE AGREEMENTS - 1.6%

$5,146,026	(h)	Fixed Income Clearing Corporation	1.360	07/01/25	5,146,026
		TOTAL REPURCHASE AGREEMENTS (Cost $5,146,026)			5,146,026
		TOTAL SHORT-TERM INVESTMENTS (Cost $5,146,026)			5,146,026
		TOTAL INVESTMENTS - 103.6% (Cost $90,482,607)			334,589,988
		OTHER ASSETS & LIABILITIES, NET - (3.6)%			(11,512,022)
		NET ASSETS APPLICABLE TO COMMON SHARES - 100%			$323,077,966

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(b)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(c)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $374,300.

(d)	Exchange-traded, unless otherwise noted.

(e)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

(f)	Investments made with cash collateral received from securities on loan.

(g)	The rate shown is the one-day yield as of the end of the reporting period.

(h)

Agreement with Fixed Income Clearing Corporation, 1.360% dated 6/30/25 to be repurchased at $5,146,220 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 8/15/27, valued at $5,249,046.

Investments in Derivatives

Options Written

Type	Description(a)	Number of Contracts	Notional Amount (b)	Exercise Price	Expiration Date	Value
Call	Oracle Corp	(50)	$(1,100,000)	$220	7/18/25	$(27,250)
Call	S&P 500 Index	(200)	(119,400,000)	5,970	7/18/25	(5,217,000)
Call	S&P 500 Index	(30)	(18,000,000)	6,000	7/18/25	(708,000)
Call	S&P 500 Index	(30)	(18,750,000)	6,250	7/31/25	(246,300)
Call	S&P 500 Index	(30)	(18,900,000)	6,300	7/31/25	(175,500)
Total Options Written (premiums received $2,984,981)		(340)	$(176,150,000)			$(6,374,050)

(a)	Exchange-traded, unless otherwise noted.

(b)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

Portfolio of Investments June 30, 2025

QQQX

(Unaudited)
SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 102.5%
		COMMON STOCKS - 101.0%
		AUTOMOBILES & COMPONENTS - 3.4%
40,233		Ford Motor Co	$436,528
4,110		Lear Corp	390,368
143,593	(a)	Tesla Inc	45,613,752

		TOTAL AUTOMOBILES & COMPONENTS	46,440,648

		CAPITAL GOODS - 2.1%
7,468		3M Co	1,136,928
9,138		Caterpillar Inc	3,547,463
3,812	(a),(b)	Enovix Corp	39,416
7,764		Fortive Corp	404,737
12,364		GE Vernova Inc	6,542,411
30,184		General Electric Co	7,769,060
584		HEICO Corp	191,552
2,990		Howmet Aerospace Inc	556,529
6,441	(a),(b)	Plug Power Inc	9,597
2,588	(a)	Ralliant Corp	125,492
7,632		Rockwell Automation Inc	2,535,122
116		TransDigm Group Inc	176,394
4,996		United Rentals Inc	3,763,986
5,734		Vertiv Holdings Co, Class A	736,303
1,390		WW Grainger Inc	1,445,934

		TOTAL CAPITAL GOODS	28,980,924

		COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
19,119		Robert Half Inc	784,835
21,890		Tetra Tech Inc	787,164
9,596		Veralto Corp	968,716
7,562		Waste Connections Inc	1,411,977
9,915		Waste Management Inc	2,268,750

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	6,221,442

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8.0%
360,736	(a),(c)	Amazon.com Inc	79,141,871
940	(a)	AutoZone Inc	3,489,496
1,817	(a)	Burlington Stores Inc	422,707
1,711	(a)	Carvana Co	576,539
52,348	(a)	Coupang Inc	1,568,346
8,039		Dick’s Sporting Goods Inc	1,590,195
16,562		eBay Inc	1,233,206
4,795	(a)	MercadoLibre Inc	12,532,356
14,611	(a)	Ollie’s Bargain Outlet Holdings Inc	1,925,438
7,621		Pool Corp	2,221,369
181	(a),(b)	Savers Value Village Inc	1,846
24,886		TJX Cos Inc/The	3,073,172
16,149		Tractor Supply Co	852,183
6,382		Williams-Sonoma Inc	1,042,627

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	109,671,351

		CONSUMER DURABLES & APPAREL - 0.1%
16,176	(a)	Deckers Outdoor Corp	1,667,260

		TOTAL CONSUMER DURABLES & APPAREL	1,667,260

		CONSUMER SERVICES - 3.8%
6,160		Booking Holdings Inc	35,661,719
87,000	(a)	Chipotle Mexican Grill Inc	4,885,050
10,528		Darden Restaurants Inc	2,294,788
297		Domino’s Pizza Inc	133,828
26,996		Hilton Worldwide Holdings Inc	7,190,115
10,345		Service Corp International/US	842,083
1,480		Wingstop Inc	498,375

		TOTAL CONSUMER SERVICES	51,505,958

SHARES		DESCRIPTION	VALUE

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.0%
25,248	(a)	BJ’s Wholesale Club Holdings Inc	$2,722,492
2,618		Casey’s General Stores Inc	1,335,887
145,319	(a)	HF Foods Group Inc	462,114
43,339		Kroger Co/The	3,108,706
27,218	(a)	Maplebear Inc	1,231,342
22,357	(a)	Performance Food Group Co	1,955,567
36,930	(a)	Sprouts Farmers Market Inc	6,080,155
8,486		Sysco Corp	642,730
10,413		Target Corp	1,027,242
46,686	(a)	US Foods Holding Corp	3,595,289
192,024		Walmart Inc	18,776,107

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	40,937,631

		ENERGY - 0.3%
4,902	(a)	Clean Energy Fuels Corp	9,559
3,791		EQT Corp	221,091
7,569		Exxon Mobil Corp	815,938
5,484		Select Water Solutions Inc	47,382
53,009		TechnipFMC PLC	1,825,630
1,089		Texas Pacific Land Corp	1,150,409

		TOTAL ENERGY	4,070,009

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
55,254		CubeSmart	2,348,295

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	2,348,295

		FINANCIAL SERVICES - 2.8%
5,861	(a)	Berkshire Hathaway Inc, Class B	2,847,098
666	(a)	Coinbase Global Inc, Class A	233,426
11,527		Jack Henry & Associates Inc	2,076,820
8,130		Mastercard Inc, Class A	4,568,572
8,682		Moody’s Corp	4,354,804
19,418		Morgan Stanley	2,735,220
143,943	(a)	PayPal Holdings Inc	10,697,844
9,170	(a)	Robinhood Markets Inc, Class A	858,587
3,079		S&P Global Inc	1,623,526
11,343		SEI Investments Co	1,019,282
11,700	(a)	Toast Inc, Class A	518,193
17,825		Visa Inc, Class A	6,328,766

		TOTAL FINANCIAL SERVICES	37,862,138

		FOOD, BEVERAGE & TOBACCO - 2.1%
70,834	(a)	Bridgford Foods Corp	558,880
10,559		Brown-Forman Corp, Class B	284,143
10,507		Cal-Maine Foods Inc	1,046,812
42,479	(a)	Celsius Holdings Inc	1,970,601
84,105		Coca-Cola Co/The	5,950,429
1,900		Coca-Cola Consolidated Inc	212,135
4,567	(a)	Freshpet Inc	310,373
853		Ingredion Inc	115,684
20,310		McCormick & Co Inc/MD	1,539,904
242,394	(a)	Monster Beverage Corp	15,183,560
10,703	(a)	Post Holdings Inc	1,166,948

		TOTAL FOOD, BEVERAGE & TOBACCO	28,339,469

		HEALTH CARE EQUIPMENT & SERVICES - 1.7%
26,882		Abbott Laboratories	3,656,221
2,837		Becton Dickinson & Co	488,673
50,911	(a)	Boston Scientific Corp	5,468,351
9,791		Cardinal Health Inc	1,644,888
845		Cencora Inc	253,373
768		Embecta Corp	7,442
17,206	(a)	Hims & Hers Health Inc	857,719
17,865	(a)	LENSAR Inc	235,282
4,308		McKesson Corp	3,156,816
313	(a)	Novocure Ltd	5,572

Portfolio of Investments June 30, 2025 (continued)

QQQX

SHARES		DESCRIPTION	VALUE

		HEALTH CARE EQUIPMENT & SERVICES (continued)
2,672	(a)	PROCEPT BioRobotics Corp	$153,907
19,914		Stryker Corp	7,878,576
695	(a)	TransMedics Group Inc	93,137
1	(a)	Venus Concept Inc	2

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	23,899,959

		INSURANCE - 0.1%
1,053	(a),(b)	Lemonade Inc	46,132
5,928		Progressive Corp/The	1,581,946

		TOTAL INSURANCE	1,628,078

		MATERIALS - 0.2%
4,212		Ball Corp	236,251
1,460		Carpenter Technology Corp	403,515
13,576		CF Industries Holdings Inc	1,248,992
6,845	(a)	comScore Inc	32,993
3,839		Sherwin-Williams Co/The	1,318,159

		TOTAL MATERIALS	3,239,910

		MEDIA & ENTERTAINMENT - 14.0%
267,672	(c)	Alphabet Inc, Class A	47,171,837
236,999	(c)	Alphabet Inc, Class C	42,041,253
448	(a)	AMC Entertainment Holdings Inc, Class A	1,389
4,585		Cinemark Holdings Inc	138,375
530,610		Comcast Corp, Class A	18,937,471
19,856		Fox Corp, Class A	1,112,730
12,565	(a)	Liberty Media Corp-Liberty Formula One, Class C	1,313,042
19,482	(a)	Live Nation Entertainment Inc	2,947,237
37,991		Match Group Inc	1,173,542
89,641		Meta Platforms Inc	66,163,126
25,957		New York Times Co/The, Class A	1,453,073
6,270		News Corp, Class B	215,124
21,177	(a)	ROBLOX Corp, Class A	2,227,820
5,786	(a)	Roku Inc	508,531
42,393		Saga Communications Inc, Class A	551,109
6,037	(a)	Spotify Technology SA	4,632,432
9,491		TKO Group Holdings Inc	1,726,887

		TOTAL MEDIA & ENTERTAINMENT	192,314,978

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.5%
3,964	(a)	89bio Inc	38,927
12,612		Agilent Technologies Inc	1,488,342
66,016	(c)	Amgen Inc	18,432,327
803	(a)	Arcus Biosciences Inc	6,536
284	(a)	Arvinas Inc	2,090
3,399	(a)	Blueprint Medicines Corp	435,684
4,646	(a)	Charles River Laboratories International Inc	704,938
16,193		Danaher Corp	3,198,765
6,554	(a),(b)	Editas Medicine Inc	14,419
2,706		Eli Lilly & Co	2,109,408
5,556	(a)	Exelixis Inc	244,881
172,825		Gilead Sciences Inc	19,161,108
11,370	(a),(b)	Humacyte Inc	23,763
13,603	(a)	Insmed Inc	1,369,006
1,618	(a)	Madrigal Pharmaceuticals Inc	489,672
632	(a)	Natera Inc	106,770
4,032	(a)	Revolution Medicines Inc	148,337
3,102	(a)	SpringWorks Therapeutics Inc	145,763
7,842	(a)	Tarsus Pharmaceuticals Inc	317,679
507	(a)	Vaxcyte Inc	16,483

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	48,454,898

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 22.9%
130,859	(a)	Advanced Micro Devices Inc	18,568,892
93,667	(c)	Analog Devices Inc	22,294,619
165,056	(c)	Applied Materials Inc	30,216,802

SHARES		DESCRIPTION	VALUE

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
228,234		Broadcom Inc	$62,912,702
2,245	(a)	Cirrus Logic Inc	234,052
16,905	(a)	Credo Technology Group Holding Ltd	1,565,234
6,091	(a)	First Solar Inc	1,008,304
340,880		Intel Corp	7,635,712
6,866	(a)	Lattice Semiconductor Corp	336,365
13,569	(a)	MACOM Technology Solutions Holdings Inc	1,944,302
6,123		Monolithic Power Systems Inc	4,478,240
9,503	(a)	Navitas Semiconductor Corp	62,245
854,389	(c)	NVIDIA Corp	134,984,918
12,494		Power Integrations Inc	698,415
140,959		QUALCOMM Inc	22,449,130
13,523	(a)	Semtech Corp	610,428
9,889	(a)	Silicon Laboratories Inc	1,457,243
1,520	(a)	SiTime Corp	323,882
9,085		Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR	2,057,662

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	313,839,147

		SOFTWARE & SERVICES - 18.9%
37,864	(a)	Adobe Inc	14,648,824
1,868	(a)	Appfolio Inc, Class A	430,163
52,492	(a)	Autodesk Inc	16,249,948
901	(a)	Commvault Systems Inc	157,071
38,645	(a)	D-Wave Quantum Inc	565,763
1,335	(a)	Fair Isaac Corp	2,440,327
9,688	(a)	Guidewire Software Inc	2,281,040
1,843		InterDigital Inc	413,256
337,938		Microsoft Corp	168,093,740
13,448	(a)	Nutanix Inc, Class A	1,027,965
40,479		Oracle Corp	8,849,924
178,274	(a)	Palantir Technologies Inc, Class A	24,302,312
24,964	(a)	PTC Inc	4,302,296
22,714		Salesforce Inc	6,193,881
6,953	(a)	ServiceNow Inc	7,148,240
2,332	(a)	Tyler Technologies Inc	1,382,503

		TOTAL SOFTWARE & SERVICES	258,487,253

		TECHNOLOGY HARDWARE & EQUIPMENT - 11.6%
601,774	(c)	Apple Inc	123,465,971
497,907		Cisco Systems Inc	34,544,788
8,099	(a)	Keysight Technologies Inc	1,327,102

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	159,337,861

		TELECOMMUNICATION SERVICES - 0.5%
22,310	(a)	AST SpaceMobile Inc	1,042,546
15,823		Spok Holdings Inc	279,751
31,079		Telephone and Data Systems Inc	1,105,791
100,308		Verizon Communications Inc	4,340,327

		TOTAL TELECOMMUNICATION SERVICES	6,768,415

		TRANSPORTATION - 0.3%
11,239		Delta Air Lines Inc	552,734
228		FedEx Corp	51,827
33,792	(a)	Uber Technologies Inc	3,152,793
4,685	(a)	XPO Inc	591,669

		TOTAL TRANSPORTATION	4,349,023

		UTILITIES - 1.0%
6,056		Atmos Energy Corp	933,290
4,647		CMS Energy Corp	321,944
17,908		NRG Energy Inc	2,875,667
53,540		PG&E Corp	746,348
3,827		Public Service Enterprise Group Inc	322,157
52,824		Southern Co/The	4,850,828

Portfolio of Investments June 30, 2025 (continued)

QQQX

SHARES		DESCRIPTION					VALUE

		UTILITIES (continued)
20,225		Vistra Corp					$3,919,807

		TOTAL UTILITIES					13,970,041

		TOTAL COMMON STOCKS (Cost $318,920,818)					1,384,334,688

SHARES		DESCRIPTION					VALUE

		EXCHANGE-TRADED FUNDS - 1.5%
65,300		Vanguard Total Stock Market ETF					19,846,629

		TOTAL EXCHANGE-TRADED FUNDS (Cost $18,992,171)					19,846,629

TYPE		DESCRIPTION(d)	NUMBER OF CONTRACTS	NOTIONAL AMOUNT(e)	EXERCISE PRICE	EXPIRATION DATE	VALUE

		OPTIONS PURCHASED - 0.0%
Call		Micron Technology Inc	100	$1,400,000	$140	07/18/25	4,100

		TOTAL OPTIONS PURCHASED (Cost $11,238)	100	$1,400,000			4,100

		TOTAL LONG-TERM INVESTMENTS (Cost $337,924,227)					1,404,185,417

SHARES		DESCRIPTION			RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
120,227	(f)	State Street Navigator Securities Lending Government Money Market Portfolio			4.350%(g)		120,227

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $120,227)					120,227

PRINCIPAL		DESCRIPTION			RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 1.7%
		REPURCHASE AGREEMENTS - 1.7%
$ 24,148,161	(h)	Fixed Income Clearing Corporation			1.360	07/01/25	24,148,161

		TOTAL REPURCHASE AGREEMENTS (Cost $24,148,161)					24,148,161

		TOTAL SHORT-TERM INVESTMENTS (Cost $24,148,161)					24,148,161

		TOTAL INVESTMENTS - 104.2% (Cost $362,192,615)					1,428,453,805

		OTHER ASSETS & LIABILITIES, NET - (4.2)%					(58,013,000)

		NET ASSETS APPLICABLE TO COMMON SHARES - 100%					$ 1,370,440,805

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $119,734.
(c)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d)	Exchange-traded, unless otherwise noted.
(e)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
(f)	Investments made with cash collateral received from securities on loan.
(g)	The rate shown is the one-day yield as of the end of the reporting period.
(h)

Agreement with Fixed Income Clearing Corporation, 1.360% dated 6/30/25 to be repurchased at $24,149,073 on 7/1/25, collateralized by Government Agency Securities, with coupon rates 3.750%–4.250% and maturity dates 8/15/27–6/30/29, valued at $24,631,171.

Investments in Derivatives

Options Written

Type	Description(a)	Number of Contracts	Notional Amount (b)	Exercise Price	Expiration Date	Value
Call	Oracle Corp	(100)	$(2,200,000)	$220	7/18/25	$(54,500)
Call	S&P 500 Index	(240)	(143,280,000)	5,970	7/18/25	(6,260,400)
Call	NASDAQ 100 Stock INDEX	(175)	(378,437,500)	21,625	7/18/25	(20,540,625)
Call	NASDAQ 100 Stock INDEX	(35)	(75,950,000)	21,700	7/18/25	(3,882,375)
Call	NASDAQ 100 Stock INDEX	(35)	(77,350,000)	22,100	7/18/25	(2,678,375)
Call	S&P 500 Index	(60)	(37,500,000)	6,250	7/31/25	(492,600)
Call	S&P 500 Index	(120)	(75,600,000)	6,300	7/31/25	(702,000)
Total Options Written (premiums received $15,544,520)		(765)	$(790,317,500)			$(34,610,875)

(a)	Exchange-traded, unless otherwise noted.
(b)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

Portfolio of Investments June 30, 2025

JCE

(Unaudited)
SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 100.3%
		COMMON STOCKS - 98.8%
		AUTOMOBILES & COMPONENTS - 1.2%
10,270	(a)	Tesla Inc	$3,262,368

		TOTAL AUTOMOBILES & COMPONENTS	3,262,368

		BANKS - 2.4%
2,015		Bank of America Corp	95,350
22,950		Citigroup Inc	1,953,504
8,700		JPMorgan Chase & Co	2,522,217
37,360		US Bancorp	1,690,540

		TOTAL BANKS	6,261,611

		CAPITAL GOODS - 5.2%
2,460		Acuity Inc	733,916
200		Crane Co	37,978
26,720		Flowserve Corp	1,398,792
6,650		General Dynamics Corp	1,939,539
3,570		General Electric Co	918,882
8,940		Honeywell International Inc	2,081,947
8,970		Johnson Controls International plc	947,411
3,830		Lockheed Martin Corp	1,773,826
17,880		RTX Corp	2,610,838
41,330	(a)	StandardAero Inc	1,308,095

		TOTAL CAPITAL GOODS	13,751,224

		COMMERCIAL & PROFESSIONAL SERVICES - 1.7%
11,300		Booz Allen Hamilton Holding Corp	1,176,669
4,340		Cintas Corp	967,256
24,040		Genpact Ltd	1,058,000
7,030		ManpowerGroup Inc	284,012
11,410		Veralto Corp	1,151,840

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	4,637,777

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 7.0%
55,280	(a),(b)	Amazon.com Inc	12,127,879
67,420	(a)	Coupang Inc	2,019,903
8,290		Home Depot Inc/The	3,039,446
8,610		Williams-Sonoma Inc	1,406,616

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	18,593,844

		CONSUMER DURABLES & APPAREL - 0.9%
3,610		Carter’s Inc	108,769
6,800	(a)	Garmin Ltd	1,419,296
9,440		Tapestry Inc	828,927

		TOTAL CONSUMER DURABLES & APPAREL	2,356,992

		CONSUMER SERVICES - 1.6%
530		Booking Holdings Inc	3,068,297
220	(a)	Dutch Bros Inc, Class A	15,041
23,120		H&R Block Inc	1,269,057

		TOTAL CONSUMER SERVICES	4,352,395

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
530		Costco Wholesale Corp	524,668
16,020		Kroger Co/The	1,149,115
35,817		Walmart Inc	3,502,186

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	5,175,969

		ENERGY - 1.8%
5,330		Chord Energy Corp	516,210
9,330		Exxon Mobil Corp	1,005,774
32,920		HF Sinclair Corp	1,352,354
1,030		Targa Resources Corp	179,302
28,560		Williams Cos Inc/The	1,793,854

		TOTAL ENERGY	4,847,494

42	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9%
37,530		Invitation Homes Inc	$1,230,984
20,190		Ventas Inc	1,274,998

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	2,505,982

		FINANCIAL SERVICES - 9.3%
12,640	(a)	Berkshire Hathaway Inc, Class B	6,140,133
24,620		Charles Schwab Corp/The	2,246,329
7,910		CME Group Inc	2,180,154
11,560		Intercontinental Exchange Inc	2,120,913
36,680		Janus Henderson Group PLC	1,424,651
7,010		KKR & Co Inc	932,540
1,601		Mastercard Inc, Class A	899,666
44,660		Rithm Capital Corp	504,212
21,030	(a)	Robinhood Markets Inc, Class A	1,969,039
4,090		S&P Global Inc	2,156,616
59,730	(a)	SoFi Technologies Inc	1,087,683
5,040		Visa Inc, Class A	1,789,452
19,190		Voya Financial Inc	1,362,490

		TOTAL FINANCIAL SERVICES	24,813,878

		FOOD, BEVERAGE & TOBACCO - 2.0%
26,070	(a)	Monster Beverage Corp	1,633,025
16,410		PepsiCo Inc	2,166,776
3,450		Pilgrim’s Pride Corp	155,181
24,740		Tyson Foods Inc, Class A	1,383,956

		TOTAL FOOD, BEVERAGE & TOBACCO	5,338,938

		HEALTH CARE EQUIPMENT & SERVICES - 5.4%
22,340	(a)	Boston Scientific Corp	2,399,539
11,530		Cardinal Health Inc	1,937,040
25,570	(a)	Centene Corp	1,387,940
5,460	(a)	Edwards Lifesciences Corp	427,027
5,340		Humana Inc	1,305,523
1,950	(a)	IDEXX Laboratories Inc	1,045,863
2,430		McKesson Corp	1,780,655
22,210		Medtronic PLC	1,936,046
5,770		STERIS PLC	1,386,069
2,110		UnitedHealth Group Inc	658,257

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	14,263,959

		HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
19,280		Colgate-Palmolive Co	1,752,552
4,440		Procter & Gamble Co/The	707,381

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,459,933

		INSURANCE - 0.3%
4,600		Brown & Brown Inc	510,002
3,620		Old Republic International Corp	139,153

		TOTAL INSURANCE	649,155

		MATERIALS - 1.9%
13,430		CRH PLC	1,232,874
6,680		Ecolab Inc	1,799,859
7,040		Packaging Corp of America	1,326,688
9,130		Scotts Miracle-Gro Co/The	602,215

		TOTAL MATERIALS	4,961,636

		MEDIA & ENTERTAINMENT - 10.7%
29,040	(b)	Alphabet Inc, Class A	5,117,719
34,240	(b)	Alphabet Inc, Class C	6,073,834
13,210		Comcast Corp, Class A	471,465
11,870		Meta Platforms Inc	8,761,128
3,750	(a)	Netflix Inc	5,021,737
22,500		Walt Disney Co/The	2,790,225
15,450	(a)	Warner Bros Discovery Inc	177,057

		TOTAL MEDIA & ENTERTAINMENT	28,413,165

See Notes to Financial Statements	43

Portfolio of Investments June 30, 2025 (continued)

JCE

SHARES		DESCRIPTION	VALUE

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.5%
3,370		AbbVie Inc	$625,539
45,910	(a)	Azenta Inc	1,413,110
7,800	(a)	Biogen Inc	979,602
22,440	(a)	BioMarin Pharmaceutical Inc	1,233,527
9,630		Danaher Corp	1,902,310
4,440		Eli Lilly & Co	3,461,113
1,480		Gilead Sciences Inc	164,087
19,809		Johnson & Johnson	3,025,825
16,361		Merck & Co Inc	1,295,137
1,550		Thermo Fisher Scientific Inc	628,463

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	14,728,713

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.9%
18,700		Broadcom Inc	5,154,655
2,160		KLA Corp	1,934,799
23,870		Lam Research Corp	2,323,506
1,360		Marvell Technology Inc	105,264
134,260	(b)	NVIDIA Corp	21,211,737
14,190		QUALCOMM Inc	2,259,899
18,480		Skyworks Solutions Inc	1,377,130

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	34,366,990

		SOFTWARE & SERVICES - 13.1%
5,450	(a)	Adobe Inc	2,108,496
5,950	(a)	Atlassian Corp, Class A	1,208,385
1,380	(a)	Autodesk Inc	427,207
3,090	(a)	Elastic NV	260,580
70	(a)	Fair Isaac Corp	127,957
3,040		Intuit Inc	2,394,395
31,310	(a)	Kyndryl Holdings Inc	1,313,768
41,205		Microsoft Corp	20,495,779
640		Pegasystems Inc	34,643
9,341		Salesforce Inc	2,547,197
2,510	(a)	ServiceNow Inc	2,580,481
260		VeriSign Inc	75,088
17,660	(a)	Zoom Communications Inc	1,377,127

		TOTAL SOFTWARE & SERVICES	34,951,103

		TECHNOLOGY HARDWARE & EQUIPMENT - 8.5%
82,408	(b)	Apple Inc	16,907,650
42,640		Cisco Systems Inc	2,958,363
890		Dell Technologies Inc, Class C	109,114
2,120		Motorola Solutions Inc	891,375
32,330		Vontier Corp	1,192,977
10,690		Western Digital Corp	684,053

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	22,743,532

		TELECOMMUNICATION SERVICES - 0.7%
8,090		T-Mobile US Inc	1,927,523

		TOTAL TELECOMMUNICATION SERVICES	1,927,523

		TRANSPORTATION - 0.5%
84,510	(a)	Lyft Inc, Class A	1,331,878

		TOTAL TRANSPORTATION	1,331,878

		UTILITIES - 2.4%
14,890		American Electric Power Co Inc	1,544,987
970		DTE Energy Co	128,486
15,830		Duke Energy Corp	1,867,940
40,510		Exelon Corp	1,758,944
10,470		Southern Co/The	961,461

		TOTAL UTILITIES	6,261,818

		TOTAL COMMON STOCKS (Cost $177,792,854)	262,957,877

44	See Notes to Financial Statements

SHARES		DESCRIPTION					VALUE

		EXCHANGE-TRADED FUNDS - 1.5%
6,560		iShares Core S&P 500 ETF					$4,073,104

		TOTAL EXCHANGE-TRADED FUNDS (Cost $3,141,668)					4,073,104

TYPE		DESCRIPTION(c)	NUMBER OF CONTRACTS	NOTIONAL AMOUNT(d)	EXERCISE PRICE	EXPIRATION DATE	VALUE

		OPTIONS PURCHASED - 0.0%
Call		Micron Technology Inc	25	$350,000	$140	07/18/25	1,025

		TOTAL OPTIONS PURCHASED (Cost $2,809)	25	$350,000			1,025

		TOTAL LONG-TERM INVESTMENTS (Cost $180,937,331)					267,032,006

PRINCIPAL		DESCRIPTION			RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 1.9%
		REPURCHASE AGREEMENTS - 1.9%
$ 4,959,767	(e)	Fixed Income Clearing Corporation			1.360%	07/01/25	4,959,767

		TOTAL REPURCHASE AGREEMENTS (Cost $4,959,767)					4,959,767

		TOTAL SHORT-TERM INVESTMENTS (Cost $4,959,767)					4,959,767

		TOTAL INVESTMENTS - 102.2% (Cost $185,897,098)					271,991,773

		OTHER ASSETS & LIABILITIES, NET - (2.2)%					(5,755,859)

		NET ASSETS APPLICABLE TO COMMON SHARES - 100%					$266,235,914

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

ETF	Exchange-Traded Fund
S&P	Standard & Poor’s

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c)	Exchange-traded, unless otherwise noted.
(d)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
(e)

Agreement with Fixed Income Clearing Corporation, 1.360% dated 6/30/25 to be repurchased at $4,959,954 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 2.750% and maturity date 7/31/27, valued at $5,059,011.

Investments in Derivatives

Options Written

Type	Description(a)	Number of Contracts	Notional Amount (b)	Exercise Price	Expiration Date	Value
Call	S&P 500 Index	(25)	$(15,250,000)	$6,100	7/18/25	$(370,625)
Call	S&P 500 Index	(50)	(31,000,000)	6,200	7/18/25	(389,000)
Call	S&P 500 Index	(25)	(15,750,000)	6,300	7/18/25	(77,500)
Call	S&P 500 Index	(25)	(15,625,000)	6,250	7/31/25	(205,250)
Call	S&P 500 Index	(25)	(15,750,000)	6,300	7/31/25	(146,250)
Total Options Written (premiums received $425,743)		(150)	$(93,375,000)			$(1,188,625)

(a)	Exchange-traded, unless otherwise noted.
(b)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

See Notes to Financial Statements	45

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)	BXMX	DIAX	SPXX	QQQX	JCE

ASSETS

Long-term investments, at value†‡	$1,559,927,712	$595,446,637	$329,063,931	$1,404,185,417	$267,032,006
Investments purchased with collateral from securities lending, at value (cost approximates value)	–	–	380,031	120,227	–
Short-term investments, at value◇	35,110,202	8,416,274	5,146,026	24,148,161	4,959,767
Cash	11,953	–	1,758	–	–
Cash denominated in foreign currencies^	595	–	–	–	–
Receivables:
Dividends	940,000	255,294	154,780	198,589	149,456
Interest	4,123	318	194	912	187
Investments sold	35,079,612	3,030,767	1,212,307	4,546,151	804,681
Options sold	1,828,322	–	–	–	–
Reclaims	3,826	–	–	329	–
Deferred offering costs	–	–	84,668	98,527	57,368
Other	109,111	39,111	20,377	53,043	17,475

Total assets	1,633,015,456	607,188,401	336,064,072	1,433,351,356	273,020,940

LIABILITIES
Cash overdraft	–	–	–	449,543	403
Written options, at value#	36,222,125	11,534,450	6,374,050	34,610,875	1,188,625
Payables:
Management fees	1,056,650	403,440	213,569	913,572	194,147
Collateral from securities lending	–	–	380,031	120,227	–
Dividends	27,163,309	10,627,272	5,883,393	26,433,858	5,298,708
Purchased options	5,349,768	–	–	–	–
Accrued expenses:
Custodian fees	73,880	33,093	31,643	68,285	32,699
Investor relations	144,355	66,621	38,398	134,984	28,307
Trustees fees	104,023	32,719	19,260	61,677	16,272
Professional fees	17,224	17,592	14,699	16,339	16,955
Shareholder reporting expenses	39,375	17,776	11,645	34,929	8,879
Shareholder servicing agent fees	112	52	27	100	31
Shelf offering costs	–	–	13,913	–	—
Other	46,175	–	5,478	66,162	–

Total liabilities	70,216,996	22,733,015	12,986,106	62,910,551	6,785,026

Net assets applicable to common shares	$1,562,798,460	$584,455,386	$323,077,966	$1,370,440,805	$266,235,914

Common shares outstanding	104,165,286	36,366,913	17,976,544	48,826,783	17,002,678

Net asset value (“NAV”) per common share outstanding	$15.00	$16.07	$17.97	$28.07	$15.66

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:

Common shares, $0.01 par value per share	$1,041,653	$363,669	$179,765	$488,268	$170,027
Paid-in capital	433,844,657	214,192,677	103,562,855	403,381,759	182,057,123
Total distributable earnings (loss)	1,127,912,150	369,899,040	219,335,346	966,570,778	84,008,764

Net assets applicable to common shares	$1,562,798,460	$584,455,386	$323,077,966	$1,370,440,805	$266,235,914

Authorized shares: Common	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

† Long-term investments, cost	$364,119,611	$216,556,895	$84,956,550	$337,924,227	$180,937,331
◇ Short-term investments, cost	$35,110,202	$8,416,274	$5,146,026	$24,148,161	$4,959,767
‡ Includes securities loaned of	$—	$—	$374,300	$119,734	$—
# Written options, premiums received	$21,730,350	$5,398,609	$2,984,981	$15,544,520	$425,743
^ Cash denominated in foreign currencies, cost	$536	$–	$–	$–	$–

See Notes to Financial Statements

Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)	BXMX	DIAX	SPXX	QQQX	JCE

INVESTMENT INCOME
Dividends	$10,034,112	$5,220,387	$1,999,306	$5,571,008	$1,476,041
Interest	681,559	5,613	3,065	12,613	3,871
Securities lending income, net	41	—	1,885	12,918	—
Tax withheld	(30,734)	—	(735)	(3,732)	—
Total investment income	10,684,978	5,226,000	2,003,521	5,592,807	1,479,912

EXPENSES
Management fees	6,372,707	2,518,323	1,298,405	5,545,394	1,150,948
Shareholder servicing agent fees	1,303	950	—	1,133	—
Interest expense	37,076	4,099	1,771	12,610	622
Trustees fees	27,552	10,689	5,722	24,170	4,532
Custodian expenses	60,202	24,480	14,252	47,203	25,700
Investor relations expenses	146,215	63,155	37,262	133,623	28,502
Professional fees	42,337	32,260	29,594	35,013	28,270
Shareholder reporting expenses	72,743	33,604	22,967	64,326	18,376
Stock exchange listing fees	16,330	5,701	3,824	—	4,270
Other	97,135	45,841	231,611	166,136	12,331

Total expenses	6,873,600	2,739,102	1,645,408	6,029,608	1,273,551

Net investment income (loss)	3,811,378	2,486,898	358,113	(436,801)	206,361

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments	45,177,373	17,942,895	1,963,405	54,209,582	7,486,010
Written options	(31,178,289)	(18,921,078)	(9,594,189)	(67,597,926)	(499,227)
Foreign currency transactions	387	—	—	—	—
Net realized gain (loss)	13,999,471	(978,183)	(7,630,784)	(13,388,344)	6,986,783

Change in unrealized appreciation (depreciation) on:
Investments	45,152,130	4,096,803	15,353,028	29,498,003	8,038,594
Written options	(24,358,163)	(7,849,618)	(4,325,124)	(26,594,932)	(1,017,901)
Foreign currency translations	40	—	—	—	—
Net change in unrealized appreciation (depreciation)	20,794,007	(3,752,815)	11,027,904	2,903,071	7,020,693

Net realized and unrealized gain (loss)	34,793,478	(4,730,998)	3,397,120	(10,485,273)	14,007,476

Net increase (decrease) in net assets applicable to common shares from operations	$38,604,856	$(2,244,100)	$3,755,233	$(10,922,074)	$14,213,837

See Notes to Financial Statements

Statement of Changes in Net Assets

	BXMX		DIAX

	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24

OPERATIONS
Net investment income (loss)	$3,811,378	$8,881,226	$2,486,898	$5,675,852
Net realized gain (loss)	13,999,471	23,307,841	(978,183)	51,724,528
Net change in unrealized appreciation (depreciation)	20,794,007	198,674,328	(3,752,815)	3,720,195

Net increase (decrease) in net assets applicable to common shares from operations	38,604,856	230,863,395	(2,244,100)	61,120,575

DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends	(56,770,081)	(37,485,835)	(21,892,882)	(42,225,623)
Return of Capital	–	(64,804,476)	–	–

Total distributions	(56,770,081)	(102,290,311)	(21,892,882)	(42,225,623)
Net increase (decrease) in net assets applicable to common shares	(18,165,225)	128,573,084	(24,136,982)	18,894,952
Net assets applicable to common shares at the beginning of period	1,580,963,685	1,452,390,601	608,592,368	589,697,416

Net assets applicable to common shares at the end of period	$1,562,798,460	$1,580,963,685	$584,455,386	$608,592,368

See Notes to Financial Statements

	SPXX		QQQX

	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24

OPERATIONS
Net investment income (loss)	$358,113	$1,455,747	$(436,801)	$(481,783)
Net realized gain (loss)	(7,630,784)	3,336,281	(13,388,344)	68,501,174
Net change in unrealized appreciation (depreciation)	11,027,904	55,725,134	2,903,071	252,036,286

Net increase (decrease) in net assets applicable to common shares from operations	3,755,233	60,517,162	(10,922,074)	320,055,677

DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends	(12,128,591)	(7,455,187)	(54,685,996)	(77,158,071)
Return of Capital	–	(14,447,059)	–	(11,706,673)

Total distributions	(12,128,591)	(21,902,246)	(54,685,996)	(88,864,744)

CAPITAL SHARE TRANSACTIONS

Common shares:

Proceeds from shelf offering, net of offering costs	278,690	(25)	—	32,892

Net increase (decrease) applicable to common shares from capital share transactions	278,690	(25)	—	32,892
Net increase (decrease) in net assets applicable to common shares	(8,094,668)	38,614,891	(65,608,070)	231,223,825
Net assets applicable to common shares at the beginning of period	331,172,634	292,557,743	1,436,048,875	1,204,825,050

Net assets applicable to common shares at the end of period	$323,077,966	$331,172,634	$1,370,440,805	$1,436,048,875

See Notes to Financial Statements

Statement of Changes in Net Assets (continued)

	JCE

	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24
OPERATIONS
Net investment income (loss)	$206,361	$594,811
Net realized gain (loss)	6,986,783	22,581,925
Net change in unrealized appreciation (depreciation)	7,020,693	33,336,856

Net increase (decrease) in net assets applicable to common shares from operations	14,213,837	56,513,592

DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends	(10,834,437)	(20,924,200)

Total distributions	(10,834,437)	(20,924,200)

CAPITAL SHARE TRANSACTIONS

Common shares:

Proceeds from shelf offering, net of offering costs	4,211,815	8,932,008
Reinvestments of distributions	22,504	431,561

Net increase (decrease) applicable to common shares from capital share transactions	4,234,319	9,363,569
Net increase (decrease) in net assets applicable to common shares	7,613,719	44,952,961
Net assets applicable to common shares at the beginning of period	258,622,195	213,669,234

Net assets applicable to common shares at the end of period	$266,235,914	$258,622,195

See Notes to Financial Statements

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Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations				Less Distributions to Common Shareholders			Common Share
	Common Share Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Return of Capital	Total	Shelf Offering Costs	Premium per Share Sold through Shelf Offering	Net Asset Value, End of Period	Share Price, End of Period

BXMX
6/30/25(c)	$15.18	$0.04	$0.33	$0.37	$(0.55)	$—	$—	$(0.55)	$—	$—	$15.00	$13.88
12/31/24	13.94	0.09	2.13	2.22	(0.09)	(0.27)	(0.62)	(0.98)	—	—	15.18	13.99
12/31/23	12.57	0.11	2.20	2.31	(0.11)	(0.57)	(0.26)	(0.94)	—	—	13.94	12.83
12/31/22	15.29	0.09	(1.86)	(1.77)	(0.10)	(0.85)	—	(0.95)	—	—	12.57	12.65
12/31/21	13.75	0.04	2.36	2.40	(0.07)	(0.41)	(0.38)	(0.86)	—	—	15.29	14.65
12/31/20	13.68	0.15	0.80	0.95	(0.12)	—	(0.76)	(0.88)	—(e)	—(e)	13.75	12.88

DIAX
6/30/25(c)	16.73	0.07	(0.13)	(0.06)	(0.60)	—	—	(0.60)	—	—	16.07	14.34
12/31/24	16.22	0.16	1.51	1.67	(0.16)	(1.00)	—	(1.16)	—	—	16.73	15.06
12/31/23	16.19	0.20	0.98	1.18	(0.20)	(0.10)	(0.85)	(1.15)	—	—	16.22	14.00
12/31/22	18.09	0.20	(0.95)	(0.75)	(0.20)	(0.91)	(0.04)	(1.15)	—	—	16.19	15.51
12/31/21	16.65	0.17	2.36	2.53	(0.17)	(0.16)	(0.76)	(1.09)	—	—	18.09	17.77
12/31/20	18.20	0.22	(0.66)	(0.44)	(0.22)	(0.81)	(0.08)	(1.11)	—(e)	—(e)	16.65	15.20

SPXX
6/30/25(c)	18.44	0.02	0.19	0.21	(0.68)	—	—	(0.68)	—	—	17.97	17.74
12/31/24	16.29	0.08	3.29	3.37	(0.08)	(0.34)	(0.80)	(1.22)	—(e)	—	18.44	17.75
12/31/23	14.80	0.11	2.56	2.67	(0.12)	(0.63)	(0.43)	(1.18)	—	—	16.29	15.04
12/31/22	18.70	0.13	(2.85)	(2.72)	(0.13)	(1.05)	—	(1.18)	—	—	14.80	16.12
12/31/21	16.17	0.11	3.40	3.51	(0.11)	(0.60)	(0.27)	(0.98)	—(e)	—(e)	18.70	18.60
12/31/20	16.27	0.15	0.75	0.90	(0.15)	—	(0.85)	(1.00)	—(e)	—(e)	16.17	15.24

QQQX
6/30/25(c)	29.41	(0.01)	(0.21)	(0.22)	(1.12)	—	—	(1.12)	—	—	28.07	26.47
12/31/24	24.68	(0.01)	6.56	6.55	—	(1.58)	(0.24)	(1.82)	—(e)	—	29.41	27.05
12/31/23	19.61	—(e)	6.74	6.74	—	(1.22)	(0.46)	(1.68)	—(e)	0.01	24.68	23.15
12/31/22	29.63	0.01	(8.06)	(8.05)	(0.01)	(1.96)	—	(1.97)	—	—	19.61	20.43
12/31/21	26.32	(0.06)	5.12	5.06	—	(0.78)	(1.01)	(1.79)	—(e)	0.04	29.63	30.65
12/31/20	24.12	0.04	3.70	3.74	(0.01)	—	(1.55)	(1.56)	—(e)	0.02	26.32	26.01

(a)	Based on average shares outstanding.
(b)

Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested distributions at Common Share NAV, if any. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last distribution declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested distributions, if any, at the average price paid per share at the time of reinvestment. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last distribution declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets
Based on Net Asset Value(b)	Based on Share Price(b)	Net Assets, End of Period (000)	Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate

2.49%	3.27%	$1,562,798	0.90	%(d)	0.50	%(d)	5%
16.23	17.12	1,580,964	0.89		0.57		8
18.84	9.05	1,452,391	0.91		0.85		16
(11.63)	(7.09)	1,308,756	0.89		0.70		6
17.80	20.75	1,591,144	0.89		0.31		7
7.92	1.16	1,431,454	0.91		1.14		22

(0.35)	(0.75)	584,455	0.93	(d)	0.84	(d)	12
10.62	16.37	608,592	0.93		0.95		22
7.67	(2.18)	589,697	0.94		1.25		12
(3.92)	(5.93)	588,710	0.93		1.20		15
15.45	24.60	657,718	0.92		0.96		8
(1.49)	(6.73)	605,601	0.94		1.40		27

1.21	3.91	323,078	1.04	(d)	0.23	(d)	17
21.14	26.92	331,173	0.91		0.46		17
18.45	0.75	292,558	0.94		0.71		21
(14.70)	(6.79)	265,760	0.92		0.78		32
22.15	29.03	323,415	0.90		0.61		26
6.60	(0.24)	277,949	0.93		1.03		20

(0.60)	2.31	1,370,441	0.90	(d)	(0.06	) (d)	18
27.13	25.44	1,436,049	0.90		(0.04)		18
35.03	21.78	1,204,825	0.92		(0.01)		35
(27.68)	(27.25)	949,718	0.92		0.04		36
19.85	25.39	1,334,867	0.90		(0.21)		32
16.61	15.66	1,092,308	0.94		0.15		20

(c)	Unaudited.
(d)	Annualized.
(e)	Value rounded to zero.

See Notes to Financial Statements

Financial Highlights (continued)

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations				Less Distributions to Common Shareholders			Common Share
	Common Share Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Return of Capital	Total	Shelf Offering Costs	Premium per Share Sold through Shelf Offering	Net Asset Value, End of Period	Share Price, End of Period

JCE
6/30/25(c)	$15.48	$0.01	$0.81	$0.82	$(0.64)	$—	$—	$(0.64)	$—	$—	$15.66	$15.50
12/31/24	13.28	0.04	3.40	3.44	(0.03)	(1.25)	—	(1.28)	—(e)	0.04	15.48	15.90
12/31/23	12.04	0.06	2.46	2.52	(0.06)	(0.02)	(1.20)	(1.28)	—	—	13.28	13.55
12/31/22	17.33	0.10	(3.06)	(2.96)	(0.10)	(1.93)	(0.30)	(2.33)	—	—	12.04	13.54
12/31/21	15.21	0.01	3.95	3.96	(0.07)	(1.77)	—	(1.84)	—	—	17.33	18.58
12/31/20	15.04	0.14	0.96	1.10	(0.10)	(0.83)	—	(0.93)	—	—(e)	15.21	14.07

(a)	Based on average shares outstanding.
(b)

Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested distributions at Common Share NAV, if any. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last distribution declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested distributions, if any, at the average price paid per share at the time of reinvestment. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last distribution declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

(c)	Unaudited.

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets
Based on Net Asset Value(b)	Based on Share Price(b)	Net Assets, End of Period (000)	Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate

5.50%	1.70%	$266,236	1.00	%(d)	0.16	%(d)	52%
26.90	27.77	258,622	1.00		0.25		112
21.68	10.60	213,669	1.02		0.48		105
(17.30)	(14.07)	193,568	1.00		0.66		92
26.91	47.15	278,044	0.98		0.09		104
8.42	3.62	243,790	1.17	(f)	1.00	(f)	169

(d)	Annualized.
(e)	Value rounded to zero.
(f)

During the period ended December 31, 2020, the Adviser voluntarily reimbursed the Fund for certain expenses incurred in connection with a common shares equity shelf program. As a result, the Expenses and Net Investment Income (Loss) Ratios to Average Net Assets reflect this voluntary expense reimbursement from Adviser. The Expenses and Net Investment Income (Loss) Ratios to Average Net Assets excluding this expense reimbursement from Adviser were as follows:

Ratios to Average Net Assets
	Expenses	NII (Loss)
12/31/20	1.23%	0.94%

See Notes to Financial Statements

Notes to Financial Statements

(Unaudited)

1.  General Information

Fund Information: The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) or Nasdaq National Market (“Nasdaq”) symbols are as follows (each a “Fund” and collectively, the “Funds”):

•	Nuveen S&P 500 Buy-Write Income Fund (BXMX)

•	Nuveen Dow 30SM Dynamic Overwrite Fund (DIAX)

•	Nuveen S&P 500 Dynamic Overwrite Fund (SPXX)

•	Nuveen Nasdaq 100 Dynamic Overwrite Fund (QQQX)

•	Nuveen Core Equity Alpha Fund (JCE)

The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as closed-end management investment companies. Shares of BXMX, DIAX, SPXX and JCE are traded on the NYSE while shares of QQQX are traded on the Nasdaq. BXMX, DIAX, SPXX, QQQX and JCE were organized as Massachusetts business trusts on July 23, 2004, May 20, 2014, November 11, 2004, May 20, 2014 and January 9, 2007, respectively.

Current Fiscal Period: The end of the reporting period for the Funds is June 30, 2025, and the period covered by these Notes to Financial Statements is the six months ended June 30, 2025 (the “current fiscal period”).

Investment Adviser and Sub-Adviser: The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub- advisory agreements with Gateway Investment Advisers, LLC (“Gateway”), under which Gateway manages BXMX’s investment portfolio and Nuveen Asset Management, LLC (“NAM”), a subsidiary of the Adviser, under which NAM manages the investment portfolios of DIAX, SPXX, QQQX and JCE.

2.  Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation: The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Funds’ Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Distributions to Common Shareholders: Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The Funds’ distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of their common shares (stated in terms of a fixed cents per common share dividend distributions rate which may be set from time to time). Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, a Fund may distribute more or less than its net investment income during the period. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode.

Foreign Currency Transactions and Translation: To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because their currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.The books and records of the Funds are maintained in

U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Indemnifications: Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.

Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

Segment Reporting: Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker (“CODM”). The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

3.  Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.

Notes to Financial Statements (continued)

Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.

Purchased and written options traded and listed on a national market or exchange are valued at the mean of the closing bid and asked prices and are generally classified as Level 1.

Over-the-counter (“OTC”) options are marked-to-market daily based upon a price supplied by a pricing service. OTC options are generally classified as Level 2.

Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

BXMX	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,559,927,712	$–	$–	$1,559,927,712
Short-Term Investments:
Repurchase Agreements	–	35,110,202	–	35,110,202
Investments in Derivatives:
Options Written	(36,222,125)	–	–	(36,222,125)
Total	$1,523,705,587	$35,110,202	$–	$1,558,815,789

DIAX	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$586,506,995	$–	$–	$586,506,995
Exchange-Traded Funds	8,935,542	–	–	8,935,542
Options Purchased	4,100	–	–	4,100
Short-Term Investments:
Repurchase Agreements	–	8,416,274	–	8,416,274
Investments in Derivatives:
Options Written	(11,534,450)	–	–	(11,534,450)
Total	$583,912,187	$8,416,274	$–	$592,328,461

SPXX	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$323,743,106	$–	$–	$323,743,106
Exchange-Traded Funds	5,318,775	–	–	5,318,775
Options Purchased	2,050	–	–	2,050
Investments Purchased with Collateral from Securities Lending	380,031	–	–	380,031
Short-Term Investments:
Repurchase Agreements	–	5,146,026	–	5,146,026
Investments in Derivatives:
Options Written	(6,374,050)	–	–	(6,374,050)
Total	$323,069,912	$5,146,026	$–	$328,215,938

QQQX	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,384,209,196	$125,492	$–	$1,384,334,688
Exchange-Traded Funds	19,846,629	–	–	19,846,629
Options Purchased	4,100	–	–	4,100
Investments Purchased with Collateral from Securities Lending	120,227	–	–	120,227
Short-Term Investments:
Repurchase Agreements	–	24,148,161	–	24,148,161
Investments in Derivatives:
Options Written	(34,610,875)	–	–	(34,610,875)
Total	$1,369,569,277	$24,273,653	$–	$1,393,842,930

JCE	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$262,957,877	$–	$–	$262,957,877
Exchange-Traded Funds	4,073,104	–	–	4,073,104
Options Purchased	1,025	–	–	1,025
Short-Term Investments:
Repurchase Agreements	–	4,959,767	–	4,959,767
Investments in Derivatives:
Options Written	(1,188,625)	–	–	(1,188,625)
Total	$265,843,381	$4,959,767	$–	$270,803,148

4.  Portfolio Securities

Repurchase Agreements: In connection with transactions in repurchase agreements, it is each Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.

Notes to Financial Statements (continued)

Fund	Counterparty	Short-term Investments, at Value	Collateral Pledged (From) Counterparty
BXMX	Fixed Income Clearing Corporation	$35,110,202	$(35,812,594)
DIAX	Fixed Income Clearing Corporation	8,416,274	(8,584,729)
SPXX	Fixed Income Clearing Corporation	5,146,026	(5,249,046)
QQQX	Fixed Income Clearing Corporation	24,148,161	(24,631,171)
JCE	Fixed Income Clearing Corporation	4,959,767	(5,059,011)

Securities Lending: Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).

When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities. Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.

As of the end of the current fiscal period, the total value of the loaned securities and the total value of collateral received were as follows:

	Aggregate Value of Securities on Loan
Fund	Equity Securities	Cash Collateral Received*
SPXX	$374,300	$380,031
QQQX	119,734	120,227
*May	include cash and investment of cash collateral.

Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:

Fund	Non-U.S. Government Purchases	Non-U.S. Government Sales
BXMX	$ 71,436,052	$168,465,048
DIAX	70,368,355	105,753,849
SPXX	55,516,548	74,570,139
QQQX	246,610,258	363,910,479
JCE	132,951,354	139,177,693

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

5.  Derivative Investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Options Transactions: The Funds may purchase (buy) or write (sell) put and call options on specific securities (including groups or “baskets” of specific securities), interest rates, stock indices and/or bond indices (each a “financial instrument”). Options can be settled either directly with the counterparty (over the counter) or through a central clearing house (exchange traded). Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a financial instrument at a specified exercise price at any time during the period of the option.

When a Fund purchases an option, an amount equal to the premium paid (the premium plus commission) is recognized as an asset on the Statement of Asset and Liabilities. When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a liability on the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current value of the written option until the option is exercised or expires or the Fund enters into a closing purchase transaction. The changes in the value of options purchased and/or written during the fiscal period are recognized as in unrealized appreciation (depreciation) on the Statement of Operations. When an option expires, the premiums received or paid are recognized as realized gains or losses on the Statement of Operations. When an option is exercised or a closing purchase transaction is entered into, the difference between the premium and the amount received or paid in a closing transaction is recognized as a realized gain or loss on the Statement of Operations.

The market risk associated with purchasing options is limited to the premium paid. The Fund, as writer of an option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

During the current fiscal period, BXMX wrote call options on equity indices as per its stated strategy, with the notional amount of these options averaging 99% of the Fund’s assets.

During the current fiscal period, DIAX, SPXX, QQQX and JCE, each wrote put and call options on equity indices as per its stated dynamic overwriting strategy with the notional amounts of these options ranging from approximately 35-75% of each Fund’s assets. DIAX, SPXX, QQQX, and JCE also purchased put and call options as part of their overwrite strategy.

The average notional amount of outstanding options purchased during the current fiscal period, was as follows:

Fund	Average Notional Amount of Purchased Options Contracts Outstanding*
DIAX	$2,370,000
SPXX	1,196,667
QQQX	1,453,333
JCE	128,333
*

The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

The average notional amount of outstanding options written during the current fiscal period, was as follows:

Fund	Average Notional Amount of Written Options Contracts Outstanding*
BXMX	$1,638,566,667
DIAX	372,998,333
SPXX	204,520,000
QQQX	892,972,500
JCE	114,158,333
*

The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Location	Value	Location	Value
BXMX Options Written	Equity	-	$-	Options written, at value	$(36,222,125)
DIAX Options Purchased	Equity	Long-term investments,at value	4,100	-	$-
Options Written	Equity	-	-	Options written, at value	(11,534,450)

Notes to Financial Statements (continued)

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Location	Value	Location	Value
SPXX
Options Purchased	Equity	Long-term investments, at value	$2,050	–	$–
Options Written	Equity	–	–	Options written, at value	$(6,374,050)
QQQX
Options Purchased	Equity	Long-term investments,at value	4,100	–	$–
Options Written	Equity	—	–	Options written, at value	(34,610,875)
JCE
Options Purchased	Equity	Long-term investments, at value	1,025	–	$–
Options Written	Equity	—	–	Options written, at value	(1,188,625)

During the current fiscal period, the effect of derivative contracts on the Funds’ Statement of Operations was as follows:

Derivative Instrument	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BXMX
Written options	Equity	$(31,178,289)	$(24,358,163)
DIAX
Purchased options	Equity	27,614	(5,508)
Written options	Equity	(18,921,078)	(7,849,618)
SPXX
Purchased options	Equity	5,697	(2,481)
Written options	Equity	(9,594,189)	(4,325,124)
QQQX
Purchased options	Equity	54,735	(5,509)
Written options	Equity	(67,597,926)	(26,594,932)
JCE
Purchased options	Equity	470	(1,513)
Written options	Equity	(499,227)	(1,017,901)

Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

6.  Fund Shares

Common Shares Equity Shelf Programs and Offering Costs: The following Funds have filed a registration statement with the Securities and Exchange Commission (“SEC”) authorizing each Fund to issue additional common shares through one or more equity shelf programs (“Shelf Offering”), which became effective with the SEC during the current fiscal period.

Under this Shelf Offering, the Funds, subject to market conditions, may raise additional equity capital by issuing additional common shares from time to time in varying amounts and by different offering methods at a net price at or above each Fund’s NAV per common share. In the event the Fund’s Shelf Offering registration statement is no longer current, the Fund may not issue additional common shares until a post-effective amendment to the registration statement has been filed with the SEC.

Maximum aggregate offering, common shares sold and offering proceeds, net of offering costs under the Fund’s Shelf Offering during the Fund’s current and prior fiscal periods were as follows:

	SPXX		QQQX
	Six Months Ended 6/30/25	Year Ended 12/31/24	Six Months Ended 6/30/25	Year Ended 12/31/24
Maximum aggregate offering	4,235,232*	4,993,317	Unlimited	Unlimited
Common shares sold	16,523	–	–	–
Offering proceeds, net of offering costs	$278,690	$(25)	$–	$32,892

	JCE
	Six Months Ended 6/30/25	Year Ended 12/31/24
Maximum aggregate offering	1,600,000	1,600,000
Common shares sold	291,604	595,202
Offering proceeds, net of offering costs	$4,211,815	$8,932,008

*	For the period March 25, 2025 through June 30, 2025. 4,993,317 prior to March 25, 2025.

Costs incurred by the Funds in connection with their initial shelf registrations are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs are amortized pro rata as common shares are sold and are recognized as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets. Any deferred offering costs remaining after the effectiveness of the initial shelf registration will be expensed. Costs incurred by the Funds to keep the shelf registration current are expensed as incurred and recognized as a component of “Other expenses” on the Statement of Operations.

Common Share Transactions: Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:

	SPXX		JCE
	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24
Common Shares:
Sold through shelf offering	16,523	–	291,604	595,202
Issued to shareholders due to reinvestment of distributions	–	–	1,552	30,102
Total	16,523	–	293,156	625,304

Weighted average common share:
Premium to NAV per shelf offering common share sold	0.50%	–%	1.45%	1.42%

7.  Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

Notes to Financial Statements (continued)

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BXMX	$363,420,520	$1,196,402,345	$(1,007,076)	$1,195,395,269
DIAX	213,904,605	382,113,904	(3,690,048)	378,423,856
SPXX	85,196,677	244,212,665	(1,193,404)	243,019,261
QQQX	334,102,137	1,068,828,486	(9,087,693)	1,059,740,793
JCE	185,630,884	89,691,110	(4,518,846)	85,172,264

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total
BXMX	$—	$—	$1,150,255,422	$—	$(4,178,047)	$—	$1,146,077,375
DIAX	—	19,707,339	374,328,683	—	—	—	394,036,022
SPXX	—	—	227,708,704	—	—	—	227,708,704
QQQX	—	—	1,032,178,848	—	—	—	1,032,178,848
JCE	3,513,115	—	77,133,670	—	—	(17,421)	80,629,364

8.  Management Fees and Other Transactions with Affiliates

Management Fees: Management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. Gateway and NAM are compensated for their services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedules:

Average Daily Managed Assets*	BXMX	DIAX	SPXX	QQQX	JCE
For the first $500 million	0.7000%	0.7000%	0.6600%	0.6900%	0.7500%
For the next $500 million	0.6750	0.6750	0.6350	0.6650	0.7250
For the next $500 million	0.6500	0.6500	0.6100	0.6400	0.7000
For the next $500 million	0.6250	0.6250	0.5850	0.6150	0.6750
For managed assets over $2 billion	0.6000	0.6000	0.5600	0.5900	0.6500

The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Complex-Level Asset Breakpoint Level*	Complex-Level Fee
For the first $124.3 billion	0.1600%
For the next $75.7 billion	0.1350
For the next $200 billion	0.1325
For eligible assets over $400 billion	0.1300

*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate, Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

As of the end of the reporting period, the annual complex-level fee for each Fund was as follows:

Fund	Complex-Level Fee
BXMX	0.1569%
DIAX	0.1569%
SPXX	0.1569%
QQQX	0.1569%
JCE	0.1569%

Other Transactions with Affiliates: Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.

During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
BXMX	$–	$–	$–
DIAX	9,466,583	–	–
SPXX	2,138,135	–	–
QQQX	7,036,353	124,070	17,830
JCE	9,495,948	5,153,421	202,236

9.  Inter-Fund Borrowing and Lending

Inter-Fund Borrowing and Lending: The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter- fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.

The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.

Shareholder Meeting Report

(Unaudited)

The annual meeting of shareholders for BXMX, DIAX, SPXX, QQQX, and JCE was held on April 17, 2025; at this meeting the shareholders were asked to elect Board Members.

The vote totals for BXMX, DIAX, SPXX, QQQX, and JCE are set forth below:

	BXMX	DIAX	SPXX	QQQX	JCE
	Common Shares	Common Shares	Common Shares	Common Shares	Common Shares
Approval of the Board Members was reached as follows:
Michael A. Forrester
For	88,265,492	30,141,084	14,028,427	36,144,182	13,408,997
Withhold	1,271,289	709,793	278,986	2,898,432	530,293
Total	89,536,781	30,850,877	14,307,413	39,042,614	13,939,290
Thomas J. Kenny
For	88,085,417	29,629,556	14,024,198	36,111,160	13,408,390
Withhold	1,451,364	1,221,321	283,215	2,931,454	530,900
Total	89,536,781	30,850,877	14,307,413	39,042,614	13,939,290
Margaret L. Wolff
For	88,045,438	29,594,644	14,008,106	36,131,661	13,374,842
Withhold	1,491,343	1,256,233	299,307	2,910,953	564,448
Total	89,536,781	30,850,877	14,307,413	39,042,614	13,939,290
Robert L. Young
For	88,124,087	29,633,141	14,027,938	36,113,351	13,416,091
Withhold	1,412,694	1,217,736	279,475	2,929,263	523,199
Total	89,536,781	30,850,877	14,307,413	39,042,614	13,939,290

Additional Fund Information

(Unaudited)

Board of Trustees
Joseph A. Boateng	Michael A. Forrester	Thomas J. Kenny	Amy B.R. Lancellotta	Joanne T. Medero	Albin F. Moschner	John K. Nelson
Loren M. Starr	Matthew Thornton III	Terence J. Toth	Margaret L. Wolff	Robert L. Young

Investment Adviser Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606	Custodian State Street Bank & Trust Company One Congress Street Suite 1 Boston, MA 02114-2016	Legal Counsel Chapman and Cutler LLP Chicago, IL 60606	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP One North Wacker Drive Chicago, IL 60606	Transfer Agent and Shareholder Services Computershare Trust Company, N.A. 150 Royall Street Canton, MA 02021 (800) 257-8787

Portfolio of Investments Information Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.

Nuveen Funds’ Proxy Voting Information You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	BXMX	DIAX	SPXX	QQQX	JCE
Common shares repurchased	0	0	0	0	0

FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report

(Unaudited)

19(a) Notice: Section 19(a) of the Investment Company Act of 1940 requires that the payment of any distribution which is made from a source other than the fund’s net income be accompanied by a written notice that discloses the estimated sources of such payment.

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

Statement Regarding Basis for Approval of Investment Advisory Contract

(Unaudited)

Nuveen S&P 500 Buy-Write Income Fund

Nuveen Dow 30SM Dynamic Overwrite Fund

Nuveen S&P 500 Dynamic Overwrite

Fund Nuveen Nasdaq 100 Dynamic Overwrite

Fund Nuveen Core Equity Alpha Fund

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Boards of Directors or Trustees (as the case may be) of the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”), including the Funds (as defined below), and the group of funds advised by Teachers Advisors, LLC (“TAL” and all such funds, collectively, the “Nuveen funds” or the “funds”) approved the renewal of the investment management agreements (each, an “Investment Management Agreement”) with NFAL and TAL, respectively. TAL and NFAL are affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL is an indirect wholly owned subsidiary of TIAA. The Boards of Trustees of the Funds also approved the renewal of the sub-advisory agreements (each, a “Sub-Advisory Agreement”) with: (i) in the case of Nuveen S&P 500 Buy-Write Income Fund (the “Buy-Write Fund”), Gateway Investment Advisers, LLC (“Gateway”), and (ii) in the case of Nuveen Dow 30SM Dynamic Overwrite Fund (the “Dow 30 Fund”), Nuveen S&P 500 Dynamic Overwrite Fund (the “S&P 500 Fund”), Nuveen Nasdaq 100 Dynamic Overwrite Fund (the “Nasdaq 100 Fund”) and Nuveen Core Equity Alpha Fund (the “Core Equity Alpha Fund”), Nuveen Asset Management, LLC (“NAM”and, each of NAM and Gateway, a “Sub-Adviser”). NAM is also an affiliate of the Adviser.

The Boards of Directors or Trustees of the Nuveen funds are each a “Board” or collectively the “Board” (as the context may dictate) and the directors or trustees (as the case may be) are each a “Board Member.” The Board Members of each Board are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, each Board is deemed to be comprised of all disinterested Board Members. References to a Board and the Board Members are interchangeable.

In accordance with applicable law, following up to an initial two-year period, the Board of each Fund considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and each Sub-Adviser are collectively the “Fund Advisers” and each a “Fund Adviser.” Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Advisory Agreements with respect to each Nuveen fund covered by this report (each, a “Fund” and, collectively, the “Funds”).

To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective Board of the Nuveen funds and its committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The Board and/or its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting a Fund Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices; the derivatives risk management program; management of distributions; valuation of securities; payments to financial intermediaries; securities lending (as applicable); and closed-end fund market activity, capital management initiatives, institutional ownership, management of leverage financing, the secondary market trading of the closed-end funds and any actions taken to address market discounts to net asset value. The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for the Fund Advisers, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Fund Advisers and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of each Sub-Adviser and applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the Nuveen funds with a focus on funds considered to have certain expense characteristics; a list of management fee and sub-advisory fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a description of portfolio manager

Statement Regarding Basis for Approval of Investment Advisory Contract

(continued)

compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Fund Advisers as a result of their relationships with the Nuveen funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective Fund to those of a peer universe.

With respect to Gateway, which is not affiliated with NFAL, the Board of the Buy-Write Fund, through independent legal counsel, requested and received materials and information prepared specifically for its review of the Sub-Advisory Agreement applicable to Gateway. The materials included, among other things, a description of the services provided, a summary of the experience of key personnel and its organizational structure, its fee schedule and a comparison to certain fee data of other clients, an evaluation of the performance of the Buy-Write Fund, certain profitability data of Gateway and indirect benefits to Gateway.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and, following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the respective Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality of services to the Funds.

In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Funds, such Funds utilize the applicable Sub-Adviser to manage the portfolios of the Funds subject to the supervision of the Adviser. Accordingly, the Board considered that the Adviser and its affiliates, among other things, oversee and review the performance of the respective Sub-Adviser and its investment team(s); evaluate Fund performance and market conditions; evaluate investment strategies and recommend changes thereto; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.

In addition to the portfolio management services provided to the Funds (including indirectly by overseeing a Sub-Adviser), the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution.

Such services also include managing leverage; providing capital management and secondary market services (such as implementing common share shelf offerings, capital return programs and common share repurchases); and maintaining a closed-end fund investor relations program. The Board considered that management actively monitors any discount from net asset value per share at which a fund’s common stock trades and evaluates potential avenues to mitigate the discount, including evaluating the level of distributions that the fund pays.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

The Board considered the division of responsibilities between the Adviser and the respective Sub-Adviser and considered that each Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of each Sub-Adviser provided by the Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the funds sub-advised by the respective Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance (based on net asset value net of fees) over the quarter, one-, three- and five-year periods ending December 31, 2024 on an absolute basis and as compared to the performance of comparable peers (the “Performance Peer Group”) and to a benchmark for the prescribed periods. Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 on an absolute basis and in comparison to the Performance Peer Group and a benchmark for the prescribed periods. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1St quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes. The Board also considered each Fund’s performance relative to its blended benchmark as well as the performance attributed to the equity portion and the options portion of the Fund’s portfolio relative to their respective benchmark for the trailing one-year period ended December 31, 2024.

Statement Regarding Basis for Approval of Investment Advisory Contract

(continued)

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differing investment objectives, investment strategies, dates of inception, type and cost of leverage (if any), asset size and other factors between the Performance Peer Group and the respective Fund necessarily lead to differences in performance results. Similarly, differences in the investment objective(s) and strategies of a Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a Fund would contribute to differences in performance results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the applicable funds (subject to certain exceptions) as low, medium or high.

The Board also considered that secondary market trading of shares of the closed-end funds also continues to be a priority for the Board given its importance to shareholders, and therefore, the Board and/or its Closed-End Fund Committee reviews certain performance data reflecting, among other things, the premiums and discounts at which the shares of the closed-end funds have traded as of specified dates at their quarterly meetings with an annual review of the closed-end fund market for the 2024 calendar year at its February Meeting. In its review, the Board considered, among other things, market conditions for closed-end funds, changes to investment mandates and guidelines, distribution policies, and leverage management; additional share offerings, share repurchases (if any) and similar capital market actions; and effective communications programs to build greater awareness and deepen understanding of closed-end funds. As applicable, the Board considered, among other things, the impact of leverage on a closed-end fund’s common share earnings and total return.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer- specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below:

•

For the Buy-Write Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-year period ended December 31, 2024, the Fund outperformed its benchmark for the three- and five-year periods ended December 31, 2024. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For the Dow 30 Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024 and the Fund ranked in the fourth quartile of its Performance Peer Group for the five-year period ended December 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2024. In considering performance, the Board, however, considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For the S&P 500 Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for such periods. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For the Nasdaq 100 Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2024, the Fund outperformed its benchmark for the one-year period ended December 31, 2024. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2024. In considering performance, the Board, however, considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For the Core Equity Alpha Fund, the Board considered that the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules for the respective Fund. In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex- wide assets grow.

The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”). In their review, the Board Members considered, in particular, each fund with a net total expense ratio (based on common assets and excluding investment-related costs such as the costs of leverage and taxes) meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe. The Board further considered that differences between the applicable Fund and its Expense Universe, as well as changes to the composition of the Expense Universe from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

In addition, although the Board reviewed net total expense ratio both including and excluding investment-related expenses (e.g., leverage costs), as applicable, the Board considered that leverage expenses will vary across funds and peers because of differences in the forms and terms of leverage employed by the respective fund and therefore generally considered each closed-end fund’s net total expense ratio and fees excluding investment- related costs and taxes. The Board also considered that the use of leverage may create a conflict of interest for the respective Adviser and Sub- Adviser given the increase of assets from leverage upon which an advisory or sub-advisory fee is based but also considered the impact of leverage on the fund’s return. The Board Members considered, however, that the Adviser and respective Sub-Adviser would seek to manage the potential conflict by recommending to the Board to leverage the applicable fund or increase such leverage when the respective Fund Adviser has determined that such action would be in the best interests of the respective fund and its common shareholders and by periodically reviewing with the Board the fund’s performance and the impact of the use of leverage on that performance.

With respect to the Sub-Advisers, the Board also considered, among other things, the sub-advisory fee schedule paid to the respective Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to a Sub- Adviser is the responsibility of the Adviser, not the Funds.

The Board’s considerations regarding the comparative fee data for each Fund are set forth below:

•	For the Buy-Write Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Universe median.

•	For the Dow 30 Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Universe median.

•	For the S&P 500 Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Universe median.

•	For the Nasdaq 100 Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Universe median.

•	For the Core Equity Alpha Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Universe median.

Statement Regarding Basis for Approval of Investment Advisory Contract

(continued)

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, NAM and/or their affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as the Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that a Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given the foregoing.

With respect to Gateway, the Board Members reviewed certain fee data that the Sub-Adviser charges for other clients with comparable strategies to the Buy-Write Fund. The Board Members considered that the Sub-Advisory Agreement with Gateway, including the fees thereunder, was the result of arm’s length negotiations and Gateway’s fees were reasonable in relation to the fees it assessed other clients.

3.	Profitability of the Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed NAM) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and TAL (as an adviser of certain other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange- traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and TAL on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

With respect to Gateway, the Board Members considered a profitability and/or margin analysis for the Sub-Adviser, generally including revenues, expenses and operating margins for its advisory services to the Buy-Write Fund for the 2024 and 2023 calendar years. The Board considered that the sub-advisory fee would have been established through arm’s length negotiations between the Adviser and Gateway, and the Adviser pays Gateway out of its own revenues.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Advisers received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with NAM) and Gateway’s level of profitability from their relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors applicable to the particular Fund’s advisory fee structure.

As noted above, the Board considered that the management fee of the Adviser for the Funds generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule. The Board also approved a revised complex-wide breakpoint schedule in 2024 which reduced the complex-level fee rates at various thresholds and expanded the assets included when calculating the complex-level fee. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of the eligible participating funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules.

Although closed-end funds may make additional share offerings from time to time, the Board considered that closed-end funds have a more limited ability to increase their assets to attain additional economies of scale because the growth of their assets will occur primarily from the appreciation of their investment portfolios.

The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and the Adviser and/or affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board considered that an affiliate of the Adviser received compensation in 2024 for serving as an underwriter on shelf offerings of existing closed-end funds and reviewed the amounts paid for such services in 2024 and 2023.

In addition, the Board Members considered that the Adviser and NAM may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered (a) with respect to the Nuveen funds advised by the Adviser and sub-advised by NAM, reimbursements of such costs by the Adviser and/or NAM, and (b) with respect to the Buy-Write Fund, that Gateway does not generally generate soft dollar credits on behalf of transactions of such Fund.

The Adviser and its affiliates may also benefit from the advisory relationships with the Nuveen funds to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

Nuveen:

Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money. Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive | Chicago, IL 60606 | www.nuveen.com	ESA-A-0625P 4631627

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Statement Regarding Basis for Approval of Investment Advisory Contract in Item 1.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Not applicable to this filing.

(a)(4)	Not applicable to this filing.

(b)	As of the date of filing this report, Nazar Suschko was added as a portfolio manager of the Nuveen NASDAQ 100 Dynamic Overwrite Fund effective May 30, 2025.

Nuveen Fund Advisors, LLC is the registrant’s investment adviser (also referred to as the “Adviser”). The Adviser is responsible for the selection and on-going monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain clerical, bookkeeping and administrative services. The Adviser has engaged Nuveen Asset Management, LLC (“Nuveen Asset Management” or “Sub-Adviser”) as Sub-Adviser to provide discretionary investment advisory services. The following section provides information on the portfolio manager at the Sub-Adviser:

Portfolio Manager Biography

As of the date of filing this report, the following individual at the Sub-Adviser (the “Portfolio Manager”) has primary responsibility for the day-to-day implementation of the registrant’s investment strategies:

Nazar Suschko, Ph.D., is a portfolio manager on Nuveen’s Multi-Asset portfolio management team. He has oversight for various risk-focused strategies and supports Nuveen’s option overwrite mandates. Nazar is responsible for portfolio management, portfolio construction, strategy design, creating new investment models and providing theoretical expertise for prospects and clients. Prior to joining the firm in 2016, Nazar was a portfolio manager at AEGON USA Investment Management, where he managed risk-based asset allocation strategies. Before that, he held several other roles at AEGON in both the U.S. and the Netherlands, including senior investment risk manager and the head of European portfolio risk management. He began his career in 2004 at ING Investment Management as a senior quantitative market and credit risk manager for the firm’s European asset management activities. Nazar graduated with both a master’s and Ph.D. in Theoretical Physics from the Eindhoven University of Technology, the Netherlands. He holds the FRM certification from the Global Association of Risk Professionals.

Other Accounts Managed by Portfolio Manager

Other Accounts Managed. In addition to managing the registrant, the Portfolio Manager is also primarily responsible for the day-to-day portfolio management of the following accounts:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets*
Nazar Suschko	Registered Investment Company	3	$1.17 billion
	Other Pooled Investment Vehicles	0	$0
	Other Accounts	0	$0
*	Assets are as of June 30, 2025. None of the assets in these accounts are subject to an advisory fee based on performance.

Potential Material Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented a number of potential conflicts, including, among others, those discussed below.

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Nuveen Asset Management seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Nuveen Asset Management has adopted procedures for allocating limited opportunities across multiple accounts.

With respect to many of its clients’ accounts, Nuveen Asset Management determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, Nuveen Asset Management may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Nuveen Asset Management may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

Some clients are subject to different regulations. As a consequence of this difference in regulatory requirements, some clients may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by a portfolio manager. Finally, the appearance of a conflict of interest may arise where Nuveen Asset Management has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

Conflicts of interest may also arise when the Sub-Adviser invests one or more of its client accounts in different or multiple parts of the same issuer’s capital structure, including investments in public versus private securities, debt versus equity, or senior versus junior/subordinated debt, or otherwise where there are different or inconsistent rights or benefits. Decisions or actions such as investing, trading, proxy voting, exercising, waiving or amending rights or covenants, workout activity, or serving on a board, committee or other involvement in governance may result in conflicts of interest between clients holding different securities or investments. Generally, individual portfolio managers will seek to act in a manner that they believe serves the best interest of the accounts they manage. In cases where a portfolio manager or team faces a conflict among its client accounts, it will seek to act in a manner that it believes best reflects its overall fiduciary duty, which may result in relative advantages or disadvantages for particular accounts.

Nuveen Asset Management has adopted certain compliance procedures which are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Nuveen Asset Management or its affiliates, including TIAA, sponsor an array of financial products for retirement and other investment goals, and provide services worldwide to a diverse customer base. Accordingly, from time to time, a Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual restrictions that arise due to another client account’s investments and/or the internal policies of Nuveen Asset Management, TIAA or its affiliates designed to comply with such restrictions. As a result, there may be periods, for example, when Nuveen Asset Management will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which investment limits have been reached.

The investment activities of Nuveen Asset Management or its affiliates may also limit the investment strategies and rights of the Funds. For example, in certain circumstances where the Funds invest in securities issued by companies that operate in certain regulated industries, in certain emerging or international markets, or are subject to corporate or regulatory ownership definitions, or invest in certain futures and derivative transactions, there may be limits on the aggregate amount invested by Nuveen Asset Management or its affiliates for the Funds and other client accounts that may not be exceeded without the grant of a license or other regulatory or corporate consent. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of Nuveen Asset Management, on behalf of the Funds or other client accounts, to purchase or dispose of investments or exercise rights or undertake business transactions may be restricted by regulation or otherwise impaired. As a result, Nuveen Asset Management, on behalf of the Funds or other client accounts, may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when Nuveen Asset Management, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds.

Fund Manager Compensation

As of the most recently completed fiscal year end, the primary Portfolio Manager’s compensation is as follows:

Portfolio manager compensation consists primarily of base salary and variable components consisting of (i) a cash bonus; (ii) a long-term performance award; and (iii) participation in a profits interest plan.

Base salary. A portfolio manager’s base salary is determined based upon an analysis of the portfolio manager’s general performance, experience and market levels of base pay for such position.

Cash bonus. A portfolio manager is eligible to receive an annual cash bonus that is based on three variables: risk-adjusted investment performance relative to benchmark generally measured over the most recent one, three and five year periods (unless the portfolio manager’s tenure is shorter), ranking versus Morningstar peer funds generally measured over the most recent one, three and five year periods (unless the portfolio manager’s tenure is shorter), and management and peer reviews.

Long-term performance award. A portfolio manager is eligible to receive a long-term performance award that vests after three years. The amount of the award when granted is based on the same factors used in determining the cash bonus. The value of the award at the completion of the three-year vesting period is adjusted based on the risk-adjusted investment performance of Fund(s) managed by the portfolio manager during the vesting period and the performance of the TIAA organization as a whole.

Profits interest plan. Portfolio managers are eligible to receive profits interests in Nuveen Asset Management and its affiliate, Teachers Advisors, LLC, which vest over time and entitle their holders to a percentage of the firms’ annual profits. Profits interests are allocated to each portfolio manager based on such person’s overall contribution to the firms.

There are generally no differences between the methods used to determine compensation with respect to the Fund and the Other Accounts shown in the table above.

Beneficial Ownership of QQQX Securities

As of June 30, 2025, the portfolio manager beneficially owned the following dollar range of equity securities issued by the Fund.

Name of Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Nazar Suschko	X

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen NASDAQ 100 Dynamic Overwrite Fund

Date: September 5, 2025	By: /s/ David J. Lamb
David J. Lamb
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 5, 2025	By: /s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: September 5, 2025	By: /s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)